As filed with the Securities and Exchange Commission on December 31, 2013

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

(Check appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(302) 791-1851

(Area Code and Telephone Number)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

SALVATORE FAIA

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of Agent for Service)

Copies to:

MICHAEL P. MALLOY, ESQUIRE

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock, $.001 value

It is proposed that this filing will become effective on January 30, 2014 pursuant to Rule 488.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

Dynamic U.S. Growth Fund
A series of Scotia Institutional Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA 19312

[                      ], 2014

Dear Valued Shareholder:

A Special Meeting of Shareholders of the Dynamic U.S. Growth Fund (the “Acquired Fund”), a series of Scotia Institutional Funds (formerly known as DundeeWealth Funds) (the “Trust”), has been scheduled for March 14, 2014 (the “Special Meeting”) to vote on a proposal (the “Reorganization”) to reorganize the Acquired Fund into the Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc. (“RBB”) that is designed to be substantially identical from an investment perspective to the Acquired Fund.  Scotia Institutional Investments US, LP (formerly known as DundeeWealth US, LP) (“SII US”) is the investment adviser for the Acquired Fund.  Scotia Institutional Asset Management US, Ltd. (formerly known as GCIC US, Ltd.) (“SIAM”) is the sub-adviser for the Acquired Fund and the investment adviser for the Acquiring Fund.  The investment objectives, policies and strategy of the Acquiring Fund and Acquired Fund are identical.  For the reasons discussed below and in the attached Proxy Statement/Prospectus and based on the recommendations of SII US and SIAM, the Board of Trustees of the Trust (the “Board”) has determined that it is in the best interests of the Acquired Fund and its shareholders that the Acquired Fund operate as a series of RBB.  As a result, the Board has approved the Reorganization and has recommended the Reorganization to shareholders.  The Board recommends that shareholders vote “FOR” the Reorganization.

If the Reorganization is approved by shareholders, each shareholder of the Acquired Fund will receive a number of full and fractional [Class I] shares of the Acquiring Fund equal in dollar value to the Class I shares of the Acquired Fund that the shareholder owned at the time of the Reorganization.  In other words, your shares of the Acquired Fund would in effect be converted into the same class of shares of the Acquiring Fund.  The Acquiring Fund is a newly-organized fund that will commence operations upon consummation of the Reorganization.  The Acquired Fund would then be dissolved.  The Reorganization is not expected to have any federal tax consequences for the Acquired Fund or its shareholders.  The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

If you have any questions regarding the proposal to be voted on, please do not hesitate to call 888-572-0968.

If you are a shareholder of record of the Acquired Fund as of the close of business on January 22, 2014, the Record Date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment or postponement thereof.  While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by completing and signing the enclosed Proxy Card.

Whether or not you are planning to attend the Special Meeting, we need your vote.  Please mark, sign and date the enclosed Proxy Card and promptly return it so that the maximum number of shares may be voted.  In the alternative, please call the toll-free number on your Proxy Card to vote by telephone.  You should use the enclosed instructions to vote by telephone.  You can also vote on the Internet at the website address listed on your Proxy Card.  You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting.  A prior proxy vote can also be revoked by voting the proxy again at the Special Meeting, through the toll-free number or the Internet address listed in the enclosed voting instructions.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Acquired Fund.

Sincerely,

Scotia Institutional Funds

David Lebisky
President & Secretary

2

Dynamic U.S. Growth Fund
A series of Scotia Institutional Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA  19312

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 14, 2014,

Scotia Institutional Funds (formerly known as DundeeWealth Funds), a Delaware statutory trust (the “Trust”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Dynamic U.S. Growth Fund, a series of the Trust (the “Acquired Fund”), on March 14, 2014 at 10:00 a.m. Eastern time at 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312.  At the Special Meeting, you and the other shareholders of the Acquired Fund will be asked to consider and vote upon:

1.                                      An Agreement and Plan of Reorganization providing for the sale of all of the assets of the Acquired Fund to, and the assumption of all of the liabilities of the Acquired Fund by, the Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc., in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund (the “Reorganization”); and

2.                                      The transaction of such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Only shareholders of record at the close of business on January 22, 2014 will be entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof.

YOUR VOTE IS IMPORTANT.

Please return your Proxy Card promptly or vote your proxy on the Internet or by telephone using the website address and toll-free telephone number found on your Proxy Card.

Based on recommendations of Scotia Institutional Investments US, LP (formerly DundeeWealth US, LP), the investment adviser for the Acquired Fund, and Scotia Institutional Asset Management US, Ltd., the sub-adviser to the Acquired Fund and the investment adviser for the Acquiring Fund, the Board of Trustees of the Trust recommends that you vote in favor of the Reorganization.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy.  If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your vote, commonly referred to as “proxy voting”.  Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions.  You may also vote by completing, dating and signing your Proxy Card and mailing it in the enclosed postage prepaid envelope.  Your prompt voting by proxy will help ensure a quorum at the Special Meeting.  Voting by proxy will not prevent you from voting your shares in person at the Special Meeting.  You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting.  A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

By Order of the Board of Trustees of Scotia Institutional Funds

David Lebisky

President & Secretary

2

Dynamic U.S. Growth Fund

A series of Scotia Institutional Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA 19312

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated:  [                        ], 2014

Question:  What is this document and why did you send it to me?

Answer:  At a meeting of the Board of Trustees (the “Board”) of Scotia Institutional Funds (formerly known as DundeeWealth Funds) (the “Trust”) held on December 19, 2013, the Board approved, upon the recommendation of the investment adviser, Scotia Institutional Investments US, LP (formerly known as DundeeWealth US, LP) (“SII US”), and the sub-adviser, Scotia Institutional Asset Management US, Ltd. (formerly known as GCIC US, Ltd.) (“SIAM”), a plan to reorganize (the “Reorganization”) the Dynamic U.S. Growth Fund (the “Acquired Fund”), a series of the Trust, into the Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc. (“RBB”).  In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the shareholders of the Acquired Fund, and concluded that the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.  For more information regarding the factors considered by the Board in coming to these conclusions, please review “Reasons for the Reorganization” in this Proxy Statement/Prospectus.

Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on March 14, 2014 (the “Special Meeting”) to consider the proposal.

We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting.  This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a Proxy Card.

Question:  Why is the Reorganization being proposed?

Answer:  SII US has informed the Board of Trustees of the Trust that it has decided to exit the sponsored mutual fund business.  Rather than liquidating the Acquired Fund and distributing proceeds to Acquired Fund shareholders, which may result in taxable gains, SII US and SIAM have recommended that the Acquired Fund, through a tax-free reorganization, become a series of RBB.  If the Reorganization is approved, SIAM, the sub-adviser of the Acquired Fund, will become the adviser of the Acquiring Fund and will continue to manage the assets of the Acquired Fund as the investment adviser to the Acquiring Fund.  If the Reorganization is not approved, the Board of Trustees will consider other options.

Question:  Are there any significant differences between the investment objectives and policies of the Acquired and Acquiring Funds?

Answer:  The Acquiring Fund is a newly-organized fund without assets or liabilities that has been created for the purpose of acquiring the assets and liabilities of the Acquired Fund.  The Acquiring Fund has an identical investment objective and identical investment strategy as the Acquired Fund.

Question:  How will the proposed Reorganization affect the fees and expenses I pay as a shareholder of the Funds?

Answer:  Neither the Acquired Fund nor the Acquiring Fund assess sales charges or redemption fees.  The expense ratio, absent fee waivers and reimbursements (“Gross Expense Ratio”), for the Acquiring Fund is expected to be higher than the Gross Expense Ratio of the Acquired Fund.  In addition, SIAM has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that the expenses you pay as a shareholder of the Acquiring Fund, after fee waivers and/or expense reimbursements (“Capped Expense Ratio”), are expected to be the same for the Acquiring Fund as the Capped Expense Ratio of the Acquired Fund.  SIAM has agreed to maintain the Capped Expense Ratio of the Acquiring Fund until December 31, 2015.  Please refer to the table below for a comparison of the Gross Expense Ratio and Capped Expense Ratio of the Acquired Fund and the Acquiring Fund.

	Acquired Fund	Acquiring Fund
	Class I Shares	Class I Shares
Gross Expense Ratio	1.13%	1.20%
Capped Expense Ratio	0.84%	0.84%

Question:  Will there be changes in the management and operation of the Acquired Fund?

Answer:  SII US will not be the investment adviser of the Acquiring Fund.  SIAM, the current sub-adviser of the Acquired Fund, is the investment adviser of the Acquiring Fund.  Noah Blackstein, the portfolio manager of the Acquired Fund, will continue as portfolio manager of

2

the Acquiring Fund.  Thus, there will be no change in the day-to-day management of the Acquired Fund’s investment portfolio.  However, as a series of the Trust, the Acquired Fund uses a number of other service providers that provide an array of services to all series of the Trust.  These services include custody, administration, fund accounting, transfer agency, distribution and compliance services (“Third Party Service Arrangements”).  If the Reorganization is approved, certain of these Third Party Service Arrangements will change.  While custody, administration, fund accounting and transfer agency services are provided to both the Acquiring Fund and the Acquired Fund by the Bank of New York Mellon and BNY Mellon Investment Services (US) Inc., the Acquiring Fund uses Foreside Funds Distributors, LLC for distribution services and Vigilant Compliance, LLC for compliance services.  In addition, the Board of Directors of RBB is different from the Board of Trustees of the Trust.

Question:  How will the Reorganization work?

Answer:  Pursuant to an Agreement and Plan of Reorganization (the “Plan”) (attached as Appendix A), the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in return for [Class I] shares of the Acquiring Fund.  The Acquired Fund will then distribute the [Class I] shares it receives from the Acquiring Fund to its shareholders in liquidation of the Acquired Fund, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, and each shareholder will hold shares with the same net asset value as he or she held prior to the Reorganization.  If the Plan is carried out as proposed, we do not expect that the transaction will have any federal tax consequences to the Acquired Fund or its shareholders.  Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposal.

Question:  How will this affect my investment?

Answer:  Your investment will not be affected by the Reorganization.  Following the Reorganization, you will be a shareholder of the Acquiring Fund, which has an identical investment objective and identical investment policies and strategy as the Acquired Fund, the sub-adviser will become the investment adviser of the Acquired Fund and the portfolio manager of the Acquired Fund will continue as the portfolio manager of the Acquiring Fund.  The Acquiring Fund will be managed in the same way as the Acquired Fund.  The primary differences will be the identity of certain of the service providers and the fact that the Acquiring Fund will be part of RBB instead of the Trust, and will have a Board of Directors comprised of different individuals than the individuals that comprise the Board of Trustees of the Trust.  You will receive [Class I] shares of the Acquiring Fund equal in value as of 4:00 p.m. on the Reorganization closing date to the Class I shares of the Acquired Fund you currently hold.  The Reorganization will not affect the value of your investment at the time of the Reorganization and your interest in the Acquired Fund will not be diluted.

Question:  What will happen if the Reorganization is not approved?

Answer:  If shareholders of the Acquired Fund fail to approve the Reorganization, the Board will consider other alternatives for the Acquired Fund, which may include identifying other potential investment advisers to manage the Acquired Fund or liquidating the Acquired Fund.

3

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposal can be acted upon.  Your immediate response, even if you are a small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote.  We encourage all shareholders to participate.

Question:  How does the Board of Trustees suggest that I vote?

Answer:  After careful consideration and upon recommendation of SII US and SIAM, the Board recommends that you vote “FOR” the Reorganization.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  The estimated cost for the Reorganization is $150,000.  SIAM will pay (or SIAM will cause to be paid) all expenses of the Trust and RBB relating to the Reorganization.  Neither the Acquired Fund and its shareholders nor the Acquiring Fund and its shareholders will pay any expenses relating to the proposed Reorganization.

Question:  How do I cast my vote?

Answer:  You may vote on the Internet at the website provided on your Proxy Card or you may vote by telephone using the toll free number found on your Proxy Card.  You may also use the enclosed postage-paid envelope to mail your Proxy Card.  Please follow the enclosed instructions to use these methods of voting.  You also may vote in person at the Special Meeting.

Question:  Who do I call if I have questions?

Answer:  We will be happy to answer your questions about the proxy solicitation.  Please call shareholder services at 888-572-0968.

4

COMBINED PROXY STATEMENT AND PROSPECTUS

[                              ], 2014

FOR THE REORGANIZATION OF

Dynamic U.S. Growth Fund

A series of Scotia Institutional Funds

1055 Westlakes Drive, Suite 301

Berwyn, PA  19312

1-888-572-0968

INTO

Dynamic U.S. Growth Fund

A series of The RBB Fund, Inc.

Bellevue Park Corporate Center
103 Bellevue Parkway
Wilmington, DE  19809
[1-               ]

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Scotia Institutional Funds (formerly known as DundeeWealth Funds) (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Dynamic U.S. Growth Fund, a series of the Trust (the “Acquired Fund”) advised by Scotia Institutional Investments US, LP (formerly known as DundeeWealth US, LP) (“SII US”) and sub-advised by Scotia Institutional Asset Management US, Ltd. (formerly known as GCIC US, Ltd.) (“SIAM”), to be held at the offices of the Trust, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312 on March 14, 2014 at 10:00 a.m. Eastern Time.  At the Special Meeting, shareholders of the Acquired Fund will be asked:

1.                                      To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the sale of all of the assets of the Acquired Fund to, and the assumption of all of the liabilities of the Acquired Fund by, the Dynamic U.S. Growth Fund (the “Acquiring Fund”), a newly-created series of The RBB Fund, Inc. (“RBB”), in exchange for the Acquiring Fund’s shares, which would be distributed pro rata by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund (the “Reorganization”); and

2.                                      To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Shareholders of the Acquiring Fund at the close of business on January 22, 2014 (the “Record Date”) will be entitled to be present and vote at the Special Meeting.  Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Trust, in person at the time of the Special Meeting, or by voting the proxy again through the toll-free number or through the Internet address listed in the enclosed voting instructions.

The Acquired Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust.  The Acquiring Fund is a newly-organized series of RBB, an open-end management investment company registered with the SEC and organized as a Maryland corporation.  The Acquiring Fund has been created in connection with the Plan for the purpose of acquiring the assets and liabilities of the Acquired Fund and currently has no assets or liabilities.  The Acquiring Fund will not commence operations until the date of the Reorganization.  The Acquiring Fund does not have any annual or semiannual reports to date.

The Acquired Fund’s Prospectus dated February 1, 2013 (as revised September 17, 2013 and October 8, 2013), and the Annual Report to Shareholders of the Acquired Fund for the fiscal year ended September 30, 2013, containing audited financial statements with respect to the Acquired Fund, have been previously provided to shareholders and are incorporated herein by reference.  Copies of these documents are available upon request and without charge by writing to the Trust, through the Internet at www.TheSIFunds.com or by calling 1-888-572-0968.  A copy of the current Statement of Additional Information for the Acquired Fund dated February 1, 2013 (as revised April 17, 2013, September 17, 2013 and October 8, 2013) is incorporated herein by reference, which means that it is considered legally to be part of this Proxy Statement/Prospectus.

The following documents relating to the Acquiring Fund have been filed with the U.S. Securities and Exchange Commission (the “SEC”):

•                                          Preliminary Prospectus for the Acquiring Fund filed December 27, 2013

•                                          Preliminary Statement of Additional Information for the Acquiring Fund filed December 27, 2013

Accompanying this Proxy Statement/Prospectus as Appendix A is a copy of the Plan.

The Acquired Fund expects that this combined Proxy Statement/Prospectus will be mailed to shareholders on or about [                      ], 2014.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal and investing in the Acquiring Fund.  You should read it and keep it for future reference.  A Statement of Additional Information dated [                      ], 2014, relating to this Proxy Statement/Prospectus, contains more information about the Reorganization and the Acquiring Fund.  The Statement of Additional Information has been filed with the SEC and is available upon request without charge by calling toll free [                          ] or writing to:  Dynamic U.S. Growth Fund at [                                            ].

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other government agency.  An investment in the Acquiring Fund involves investment risk, including the possible loss of principal.

Important Notice Regarding Internet Availability of Proxy Materials

This Proxy Statement/Prospectus is available at www.proxyonline.com
The Trust’s annual and semi-annual reports
are available by calling 1-888-572-0968.

OVERVIEW

This Overview is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Acquired Fund with those of the Acquiring Fund.  This Overview is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Overview is qualified in its entirety by reference to the Prospectus for the Acquired Fund.  For more complete information, please read the Prospectus for the Acquired Fund.

The Reorganization

Pursuant to the Plan, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for shares of the Acquiring Fund.  The Acquired Fund will then distribute the Acquiring Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization is that shareholders of the Acquired Fund will become shareholders of the Acquiring Fund.  No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization.  If shareholders of the Acquired Fund do not vote to approve the Reorganization, the Board of Trustees of the Trust will consider other possible courses of action in the best interests of shareholders, which may include identifying other potential investment advisers to manage the Acquired Fund or liquidating the Acquired Fund.

The Board of Trustees of the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), has concluded that the Reorganization is in the best interests of the Acquired Fund and its shareholders, and that the interests of existing shareholders in the Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization.  The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganization.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  Assuming the Reorganization so qualifies, shareholders of the Acquired Fund will not recognize a gain or loss in the transaction.

The Funds

RBB is an open-end management investment company organized as a Maryland corporation in February 1988 that offers redeemable shares of common stock in different series of investment portfolios.  The Acquiring Fund is a series of RBB.  The Trust is an open-end management investment company organized as a Delaware statutory trust in June 2006 that offers redeemable shares of beneficial interest in different series of investment portfolios.  The Acquired Fund is a series of the Trust.

The Acquired Fund currently offers one class of shares, designated Class I.  The Acquiring Fund currently offers one class of shares, designated [Class I].

If the Reorganization is approved, Class I shareholders of the Acquired Fund will receive [Class I] shares of the Acquiring Fund.

Comparison of Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder, will pay the fees assessed by the Acquiring Fund.  The following table compares the current fees and expenses of the Acquired Fund with those of the Acquiring Fund.  Because the Acquiring Fund was not operational as of the date of this Proxy Statement/Prospectus, the expenses shown for the Acquired Fund are based, in part, on estimates.

Like all mutual funds, each of the Acquired Fund and Acquiring Fund incurs certain expenses in its operations and, as a shareholder, you pay these expenses indirectly.  Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year).  The following table compares the fees and expenses of the Acquired Fund for the most recent fiscal year ended September 30, 2013 with the current estimated fees and expenses for the Acquiring Fund on a pro forma basis assuming the Reorganization had occurred on October 1, 2013.

Comparison of Shareholder Fees

	Acquired Fund	Acquiring Fund
	Class I Shares	Class I Shares
Shareholder Fees (Fees paid directly from your investment)	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.65%
Other Expenses	0.48%	0.55%(1)
Shareholder Servicing Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	1.13%	1.20%
Fee Waivers and Reimbursements	(0.29)%(2)	(0.36)%(3)
Total Annual Fund Operating Expenses After
Fee Waivers and Reimbursements	0.84%	0.84%

(1)         “Other Expenses” are estimated for the first fiscal year.

(2)         SII US has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.84% for Class I Shares until January 31, 2015.  If it becomes unnecessary to waive fees or make reimbursements, SII US may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

(3)         SIAM has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest exceed 0.84% for Class I Shares until December 31, 2015.  If it becomes unnecessary to waive fees or make reimbursements, SIAM may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

2

Example

This Example is intended to help you compare the cost of investing in the Acquiring Fund with the cost of investing in the Acquired Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in each of the Acquired Fund and the Acquiring Fund for the time periods indicated, that your investment has a 5% return each year, and that each of the Acquired Fund’s and the Acquiring Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund
Class I Shares	$86	$330	$594	$1,349

	1 Year	3 Years	5 Years	10 Years
Acquiring Fund
Class I Shares	$86	$345	$625	$1,423

The Example above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Fund Performance

The following information shows the past performance of the Acquired Fund.  No performance information is presented for the Acquiring Fund because it has not yet commenced operations.  If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Acquired Fund.

Bar Chart and Performance Table

The bar chart and performance table below provide an indication of the risks of an investment in the Acquired Fund by showing how the Acquired Fund’s performance has varied from year to year, and by showing how the Acquired Fund’s average annual returns compare with those of a broad measure of market performance.  Performance reflects contractual fee waivers in effect.  If fee waivers were not in place, performance would be reduced.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Acquired Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  Past performance (before and after taxes) is not necessarily an indication of how a fund will perform in the future.  Updated performance information is available at www.TheSIFunds.com or by calling 1-888-572-0968.

3

Annual Return — Class I

For the years ended December 31

Best Quarter:                        [                        ]

Worst Quarter:                [                        ]

Average Annual Total Returns

For the Periods Ended December 31, 2013

	1 Year		Since Inception (April 1, 2009)*
Before Taxes	[	]%	[	]%
After Taxes on Distributions	[	]%	[	]%
After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%

*                 While the Acquired Fund commenced operations on March 31, 2009, the Acquired Fund began investing consistent with its investment objective on April 1, 2009.

Portfolio Turnover

The Acquired Fund and the Acquiring Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  The Acquiring Fund does not have a portfolio turnover rate to report because it has not yet commenced operations.  However, because it will be managed in the same manner as the Acquired Fund by Noah Blackstein, the current portfolio manager (the “Portfolio Manager”) who will continue to manage the Acquiring Fund, its portfolio turnover rate is anticipated to be the same as that of the Acquired Fund.  During the fiscal year ended September 30, 2013, the portfolio turnover rate of the Acquired Fund was 345.12% of the average value of its portfolio.

Comparison of Investment Objectives and Strategies

SIAM, the current sub-adviser to the Acquired Fund, will serve as the investment adviser to the Acquiring Fund.  In addition, the Portfolio Manager currently managing the Acquired Fund will

4

continue to manage the Acquiring Fund utilizing the same investment strategy and process as was used with the Acquired Fund.  Consequently, the Acquiring Fund will be managed in an identical manner as the Acquired Fund.  This section describes the investment objectives and principal investment strategy of the Acquired Fund and the Acquiring Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in the Acquired Fund’s prospectus.

Investment Objective:  The investment objective of each of the Acquired Fund and the Acquiring Fund is to seek long-term capital appreciation.

Principal Investment Strategy:  Each of the Acquired Fund and the Acquiring Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth-oriented investment approach.  Each of the Acquired Fund and the Acquiring Fund may invest in companies of any size, including small and mid-capitalization companies, in order to achieve its objective.

When selecting investments for each of the Acquired Fund and the Acquiring Fund, SIAM seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.  While it will not concentrate its investments in any one industry, each of the Acquired Fund and the Acquiring Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for each of the Acquired Fund and the Acquiring Fund.  In conducting fundamental analysis of companies that are being considered for purchase in each of the Acquired Fund and the Acquiring Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, SIAM may:

•                                          analyze financial data and other information sources;

•                                          assess the quality of management; and

•                                          conduct company interviews, where possible.

Comparison of Key Features of the Funds

Shareholder Services Plan

The Acquired Fund and the Acquiring Fund have adopted substantially identical Class I Shareholder Services Plans (the “Shareholder Services Plan”).  For additional information regarding the Shareholder Services Plans, please see “ADDITIONAL COMPARISONS OF THE ACQUIRED FUND AND ACQUIRING FUND — Shareholder Services Plan” in this Proxy Statement/Prospectus.

Purchase, Exchange, and Redemption Procedures

The Acquired Fund’s and the Acquiring Fund’s purchase, redemption, exchange and dividend policies and procedures are similar.  For more information, please see “ADDITIONAL COMPARISONS OF THE ACQUIRED FUND AND ACQUIRING FUND — Pricing of Funds

5

and Purchase, Exchange and Redemption Procedures” in this Proxy Statement/Prospectus.  See also Appendix C for a comparison of pricing, purchase, exchange and redemption procedures.

Service Providers

SII US currently serves as investment adviser to the Acquired Fund and SIAM serves as sub-adviser to the Acquired Fund.  SIAM will serve as investment adviser to the Acquiring Fund.  For more information about the advisers, please see the sections titled:  “ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS — Investment Management” in this Proxy Statement/Prospectus.

The Acquired Fund and Acquiring Fund currently have the same custodian, administrator and transfer agent, but different distributors and compliance service providers.  For more information about the management of the Acquiring Fund and service providers to the Acquiring Fund, please see “ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS — Service Providers” in this Proxy Statement/Prospectus.

INVESTMENT RISKS

Like all investments, an investment in the Acquired Fund or the Acquiring Fund involves risk.  All investments carry some degree of risk that will affect the value of the Acquired Fund and the Acquiring Fund, its investment performance and the price of its shares.  As a result, you could lose money if you invest in the Acquired Fund or the Acquiring Fund.  There is no assurance that either the Acquired Fund or the Acquiring Fund will meet its investment objective.  The ability of the Acquired Fund or the Acquiring Fund to achieve its investment objective will depend, among other things, on the Portfolio Manager’s analytical and portfolio management skills.  An investment in the Acquired Fund or the Acquiring Fund is not a deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Acquired Fund and the Acquiring Fund are subject to substantially the same risks.  The principal risks of an investment in each Fund are shown in the table below.  An explanation of each of the risks is provided following the table.  This discussion is qualified in its entirety by the more extensive description of risk factors set forth in the Acquired Fund’s prospectus and Statement of Additional Information.

Type of Risk	Acquired Fund	Acquiring Fund

Equity Securities Risk	✓	✓
Growth Stock Risk	✓	✓
Small/Mid-Cap Company Risk	✓	✓
Sector Risk	✓	✓
Non-Diversification Risk	✓	✓
Portfolio Turnover Risk	✓	✓

Equity Securities Risk.  Since each of the Acquired Fund and the Acquiring Fund primarily purchases equity securities, each of the Acquired Fund and the Acquiring Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in each of the Acquired Fund and the Acquiring Fund.  You could lose some or all of your investment in each of the Acquired Fund and the Acquiring Fund.  In

6

addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in a bankruptcy.

Growth Stock Risk.  A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends experience less significant stock price declines during market downturns.

Small/Mid-Cap Company Risk.  The small and mid-capitalization companies that each of the Acquired Fund and the Acquiring Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

Sector Risk.  Each of the Acquired Fund and the Acquiring Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector.  To the extent that the Acquired Fund or the Acquiring Fund does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Acquired Fund’s and the Acquiring Fund’s net asset value and total returns.  Information technology companies may produce or use products or securities that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation.  Competitive pressures in the information technology sector, and the Acquired Fund or the Acquiring Fund’s investments in information technology company securities, may subject the Acquired Fund or the Acquiring Fund to more volatile price movements than a more diversified securities portfolio.

Non-Diversification Risk.  Each of the Acquired Fund and the Acquiring Fund is non-diversified and invests in a limited number of securities.  Non-diversification risk is the risk that the Acquired Fund and the Acquiring Fund may be more susceptible to adverse financial, economic or other developments affecting a single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

Portfolio Turnover Risk.  Each of the Acquired Fund and the Acquiring Fund may sell its portfolio securities, regardless of the length of time they have been held if SII US/SIAM or SIAM, as the case may be, determines that it would be in the Acquired Fund’s and the Acquiring Fund’s interest to do so.  These transactions will increase the Acquired Fund’s and the Acquiring Fund’s “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Acquired Fund and the Acquiring Fund were replaced during the annual measurement period.  While each of the Acquired Fund’s and the Acquiring Fund’s portfolio turnover may exceed 400%, the Acquired Fund’s portfolio turnover has typically ranged between 200% and 350%.  High turnover rates generally result in higher brokerage costs to the Acquired Fund and the Acquiring Fund, may result in higher amounts of taxable distributions to shareholders each year and higher tax rates on those distributions, and may reduce the Acquired Fund and the Acquiring Fund’s returns.

7

Portfolio Holdings Disclosure

A description of the Acquiring Fund’s policies and procedures with respect to portfolio holdings is available in the Statement of Additional Information for this Proxy Statement/Prospectus.

INFORMATION ABOUT THE REORGANIZATION

Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the Acquired Fund will be asked to approve the Plan to reorganize the Acquired Fund into the Acquiring Fund.  The Acquiring Fund is a newly-organized fund that will commence operations upon consummation of the Reorganization.  If the Plan is approved by the shareholders of the Acquired Fund and the Reorganization is consummated, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for full and fractional [Class I] shares of the Acquiring Fund with the same aggregate net asset value (“NAV”) as the NAV of the assets and liabilities transferred as of 4:00 p.m., Eastern Time, on the closing day (the “Closing Date”) of the Reorganization (the “Valuation Time”).  Immediately thereafter, the Acquired Fund will distribute such Acquiring Fund shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund shares deliverable to them, in complete liquidation of the Acquired Fund.  Each shareholder will receive [Class I] shares of the Acquiring Fund that corresponds to the Class I shares they own in the Acquired Fund.  Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional [Class I] shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s Class I shares of the Acquired Fund as of the Valuation Time.

The estimated cost of the Reorganization is $150,000.  SIAM will pay, or SIAM will cause to be paid, all expenses incurred by the Trust and RBB relating to the Reorganization.  Neither the Acquired Fund and its shareholders nor the Acquiring Fund and its shareholders will pay any expenses relating to the Reorganization.

The Plan may not be changed except by a letter agreement signed by each party to the Plan.  In addition, the Plan may be terminated and the Reorganization abandoned at any time (whether before or after adoption by the shareholders of the Acquired Fund) at any time prior to the Closing Date by the Board of Trustees of the Trust and the Board of Directors of RBB, or by the Board of Trustees of the Trust or the Board of Directors of RBB if, among other reasons, because any condition of the other party’s obligations set forth in the Plan has not been fully met or waived by the applicable Board.

Description of the Acquiring Fund’s Shares

[Class I] shares of the Acquiring Fund issued to the holders of Class I shares of the Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights.  The Acquiring Fund’s [Class I] shares will be sold and redeemed based upon the NAV of the Acquiring Fund next determined after receipt of a purchase or redemption request, as described in the Acquiring Fund’s Prospectus.  For additional information about the

8

rights of shareholders of the Acquiring Fund, see “INFORMATION ABOUT THE REORGANIZATION — Comparison of Shareholder Rights” in this Proxy Statement/Prospectus.

Reasons for the Reorganization

The Acquired Fund currently operates as separate series of the Trust.  As a series of the Trust, the Acquired Fund makes use of a number of service providers who provide an array of services to all series of the Trust.  These services include administration, accounting, transfer agency, distribution, custody and compliance services (“Third Party Service Arrangements”).  SII US and SIAM have determined that the Acquired Fund’s shareholders can benefit from the services currently provided to the series of RBB in that those services will permit the shareholders to continue to be invested in the strategy offered by the Acquired Fund if the Reorganization is approved.  Accordingly, SII US and SIAM have recommended that the Acquired Fund be reorganized into a new series of RBB.

SII US and SIAM then presented the Plan to the Trust’s Board of Trustees for consideration and discussion and provided the Trustees with data and analysis regarding the proposed Reorganization.  Among other things, the Trust’s Board reviewed, with the assistance of independent counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.

In considering the Reorganization, the Trust’s Board took into account a number of factors.  Some of the more prominent considerations are discussed further below.  The Trustees considered the following matters, among others and in no order of priority:

First, the investment objective and investment strategy and policies of the Acquiring Fund are substantially the same as those of the Acquired Fund.

Second, shareholders of the Acquired Fund would experience continuity in portfolio management because SIAM, the sub-adviser to the Acquired Fund, will be the adviser to the Acquiring Fund, thus permitting the current Portfolio Manager to continue to manage the Acquired Fund’s assets on a day-to-day basis as the investment adviser to the Acquiring Fund.

Third, the Reorganization would not result in a change in the contractual investment advisory fee for the Acquired Fund.

Fourth, SIAM has contractually agreed to limit the Total Annual Fund Operating Expenses of the Acquiring Fund’s [Class I] shares (excluding taxes, extraordinary expenses, brokerage commissions and interest) to 0.84% of the Acquiring Fund’s average daily net assets until at least December 31, 2015.

Fifth, after fee waivers and reimbursements, the Total Annual Fund Operating Expenses of the Acquiring Fund is expected to be equal to the Total Annual Fund Operating Expenses of the Acquired Fund.

9

Sixth, the Reorganization would be tax-free for federal income tax purposes for the Acquired Fund and its shareholders.

Seventh, the expenses of the Reorganization would not be paid by the Acquired Fund, but would be paid by SIAM (or SIAM would cause them to be paid).

The Board of Trustees of the Trust also considered the historical performance of the Acquired Fund and its benchmark, although no assurances may be given that the Acquiring Fund would achieve any particular level of performance after the Reorganization.  The Acquiring Fund would assume the financial and performance history of the Acquired Fund at the closing of the Reorganization.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board of Trustees of the Trust determined that the Reorganization is in the best interests of the Acquired Fund’s shareholders.  Accordingly, the Board of Trustees of the Trust unanimously approved the Reorganization with respect to the Acquired Fund and recommended the approval of the Reorganization by shareholders of the Acquired Fund.

If the Plan is not approved by the Acquired Fund’s shareholders, then the Acquired Fund will continue to operate as a separate series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Acquired Fund and its shareholders, subject to approval by the Acquired Fund’s shareholders if required by applicable law.

Federal Income Tax Consequences

As a condition of the Reorganization, the Trust and RBB will receive an opinion from RBB’s counsel Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that the Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended, (the “Code”).  Therefore, neither the Acquired Fund, the Acquiring Fund, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax cost basis of, and the holding period for, the Acquiring Fund’s shares received by each shareholder of the Acquired Fund in the Reorganization will be the same as the tax cost basis of, and the holding period for, the Acquired Fund’s shares exchanged by such shareholder in the Reorganization (provided that, with respect to the holding period for the Acquiring Fund’s shares received, the Acquired Fund’s shares exchanged must have been held as a capital asset by the shareholder).

Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

Governing Law.  The Acquired Fund is a separate series of the Trust, which is organized as a Delaware statutory trust.  The Acquiring Fund is a separate series of RBB, which is organized as a Maryland corporation.  The Acquired Fund is authorized to issue an unlimited number of shares of beneficial interest.  The Acquiring Fund is authorized to issue 100,000,000 Class I shares of common stock.  The Trust’s operations are governed by its Amended and Restated

10

Agreement and Declaration of Trust (the “Trust Instrument”), Amended and Restated By-laws and Delaware law.  RBB’s operations are governed by its Articles of Incorporation, as amended and supplemented, By-laws and Maryland law.

Shareholder Liability.  With respect to the Acquired Fund, under the Trust Instrument, shareholders or former shareholders of the Acquired Fund will not be held personally liable for any obligation or liability of the Trust solely by reason of being or having been a shareholder.  The Trust is required to indemnify shareholders and former shareholders against losses and expenses incurred in connection with proceedings arising from his or her being or having been a shareholder of the Acquired Fund.

With respect to the Acquiring Fund, Maryland law provides that a shareholder does not have liability for the obligations of the corporation.

Voting Rights.  Shareholders of the Trust have power to vote only:  (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any service provider contract to the extent required by the 1940 Act; (c) with respect to termination of the Trust or a series or class thereof to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act, and related matters, to the extent required under the 1940 Act; and (e) with respect to such additional matters relating to the Trust as may be required by the Trust Instrument, the By-laws or any registration of the Trust or a series as an investment company under the 1940 Act with the SEC (or any successor agency) or as the Trustees may consider necessary or desirable.  Shareholders of the Trust do not have cumulative voting rights in the election of any Trustee or Trustees.  Shares of the Trust may be voted in person or by proxy.

RBB shareholders have power to vote (i) for the election or removal of directors, (ii) with respect to any contract with a service provider if shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of RBB or the Acquiring Fund if required under the Articles of Incorporation of RBB, as amended and supplemented (the “RBB Charter”), the 1940 Act or Maryland law, (iv) with respect to certain amendments of the RBB Charter, and (v) with respect to such additional matters relating to RBB as may be required by the RBB Charter and By-laws, the 1940 Act or any other federal or state law, or as the Directors may consider necessary or desirable.  RBB shareholders do not have cumulative voting rights in the election of any Director or Directors.  RBB shares may be voted in person or by proxy.

Shareholder Meetings

The Trust does not hold annual shareholder meetings.  Meetings of shareholders (including meetings involving only the holders of shares of one or more but less than all series or classes) may be called by the Trustees from time to time to be held at such place within or outside of the State of Delaware, and on such date as may be designated in the call thereof for the purpose of taking action upon any matter as to which the vote or authority of the shareholders is required or permitted as provided in the Trust Instrument.  Special meetings of the shareholders of any series of the Trust may be called by the Trustees.  To the extent required by the 1940 Act, special meetings of the shareholders for the purpose of removing one or more Trustees shall be called by

11

the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law.  RBB’s By-laws provide that shareholders owning at least 10% of the outstanding shares of all classes of RBB common stock have the right to call for a meeting of shareholders to consider the removal of one or more directors.  To the extent required by law, RBB will assist in shareholder communication in such matters.

Shares Classes.  The Acquired Fund and the Acquiring Fund are each separate series of the Trust and RBB, respectively, and each may include more than one class of shares.  Currently, the Acquired Fund and the Acquiring Fund offer only Class I shares.

Following the Reorganization, the Board of Directors of RBB has reserved the right to issue additional classes of shares of the Acquiring Fund.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class, Shares of each series or class generally vote together on RBB or Trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

Pro Forma Capitalization

The following table sets forth the capitalization of the Acquired Fund as of September 30, 2013 and, on a pro forma basis, the capitalization of the Acquiring Fund as of September 30, 2013, assuming that the Reorganization has been completed.  Pro forma capitalization information is provided for the Acquiring Fund, as such Fund will not have commenced operations prior to the Reorganization.  The following is an example of the number of Class I shares of the Acquiring Fund that would be exchanged for the Class I shares of the Acquired Fund if the Reorganization was consummated on September 30, 2013 and do not reflect the number of Class I shares or value of Class I shares that would actually be received if the Reorganization, as depicted, occurs.  Each shareholder of the Acquired Fund will receive the number of full and fractional Class I shares of the Acquiring Fund equal in value to the value (as of the Valuation Time) of the shares of the Acquired Fund held by the shareholder.  As noted, the Acquiring Fund is a newly-organized fund, without assets or liabilities, and was created for the purpose of acquiring the assets and liabilities of the Acquired Fund.  The Acquired Fund will be the accounting survivor for financial statement purposes.

Acquired Fund Acquiring Fund	Acquired Fund (unaudited)	Pro Forma Adjustments to Capitalization	Acquiring Fund after Reorganization (estimated)* (unaudited)
Net Assets
Class I	$55,737,392	—	$55,737,392
Total Shares Outstanding
Class I	2,030,754	—	2,030,754
Net Asset Value
Class I	$27.45	—	$27.45

12

ADDITIONAL COMPARISONS OF THE
ACQUIRED FUND AND ACQUIRING FUNDS

Investment Restrictions

The Acquiring Fund has adopted investment restrictions which are identical to the Acquired Fund’s investment restrictions.  Neither the Acquiring Fund nor the Acquired Fund may change any of its fundamental investment restrictions without a vote of its shareholders.  A non-fundamental investment restriction may be changed by the applicable Board of Trustees/Board of Directors without shareholder vote.  A description of the Acquired Fund’s and Acquiring Fund’s investment restrictions is set forth in Appendix B.

Board of Trustees/Directors

The management of the business and affairs of the Acquired Fund is the responsibility of the Trust’s Board of Trustees, which consists of four trustees, three of whom are not “interested persons” as that term is defined under the 1940 Act (“Independent Trustees”).  The management of the business and affairs of the Acquiring Fund is the responsibility of the RBB Board of Directors, which has six Independent Trustees and two trustees who are treated as interested persons.  Each Board selects the officers who are responsible for the day-to-day operations.  The RBB Board of Directors will oversee the Acquiring Fund.  For more information about the Trust Board, please refer to the Statement of Additional Information for the Acquired Fund dated February 1, 2013 (as revised April 17, 2013, September 17, 2013 and October 8, 2013) which is incorporated by reference into this Proxy Statement/Prospectus.  For more information about the RBB Board, please refer to the Statement of Additional Information relating to this Proxy/Prospectus which is available upon request.

Investment Management

SII US serves as the investment adviser to the Acquired Fund and has retained SIAM as sub-adviser to provide day-to-day portfolio management services.  SIAM will serve as the investment adviser to the Acquiring Fund and will provide the day-to-day portfolio management services.  Below is a description of SII US and SIAM.

Scotia Institutional Investment US, LP.  Subject to supervision of the Trust’s Board of Trustees, SII US manages the investment of the Acquired Fund’s assets and supervises the daily business affairs of the Acquired Fund, including providing oversight of SIAM as sub-adviser to the Acquired Fund.  SII US was established in 2006 and offers investment management services for investment companies.  SII US is controlled by 2178991 Ontario Inc., a wholly-owned indirect subsidiary of The Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.

Scotia Institutional Asset Management US, Ltd.

SIAM, an affiliate of SII US, was established in 1995 and offers investment management services to investors located in the United States.  SIAM currently sub-advises the Acquired Fund and, subject to supervision of the RBB Board of Directors, SIAM will be the investment adviser for the Acquiring Fund and responsible for investing the Acquiring Fund’s assets,

13

placing orders to buy and sell securities and negotiating brokerage commissions on portfolio transactions.  As of November 1, 2013, SIAM had approximately $422 million in assets under management and advisement.  SIAM’s principal place of business is Dundee Place, 1 Adelaide St. E., Suite 2900, Toronto, ON MSC 2V9.

Portfolio Manager

The Portfolio Manager currently managing the Acquired Fund will continue to manage the Acquiring Fund.  The Portfolio Manager is responsible for the day-to-day management of the Acquired Fund and will be responsible for the day-to-day management of the Acquiring Fund.

Noah Blackstein, B.A., CFA

Noah Blackstein, the current Portfolio Manager, joined SIAM in 1997 and is a member of the firm’s Power Growth investment team.  Noah serves as a lead portfolio manager of the Dynamic U.S. Growth Fund.  Previously, Noah served as Associate Portfolio Manager at BPI Mutual Funds.  Noah is frequently quoted in industry publications and has been a featured guest on CNBC and other respected financial news programs.  Noah is a graduate of the University of Toronto and holds his Chartered Financial Analyst designation.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed and ownership of securities of the Acquiring Fund.

Investment Advisory Fees

SII US and SIAM have entered into investment advisory agreements relating to the Acquired Fund and Acquiring Fund, respectively.  The following chart shows the investment advisory fees of the Acquired Fund and the Acquiring Fund.  Each of the Acquired Fund’s and the Acquiring Fund’s management fee is based on a percentage of such Fund’s average daily net assets.

Acquired Fund Investment Advisory Fees	Acquiring Fund Investment Advisory Fees
0.65%	0.65%

A discussion of the basis for the approval by the Board of Trustees of the Trust of the Acquired Fund’s investment advisory and sub-advisory contracts is available in the Acquired Fund’s semi-annual report to shareholders for the period ended March 31, 2013.

A discussion of the basis for the approval by the Board of Directors of RBB of the Acquiring Fund’s investment advisory contract will be available in the Acquiring Fund’s first shareholder report after the Closing Date.

For the fiscal year ended September 30, 2013, SII US earned $328,475 in investment advisory fees from the Acquired Fund.  SIAM serves as sub-adviser to the Acquired Fund and earned

14

$122,641 in sub-advisory fees from the Acquired Fund (paid by SII US) for the fiscal year ended September 30, 2013.

Service Providers

As outlined below, the Acquired Fund and Acquiring Fund have the same service providers providing administration, fund accounting, transfer agency and custody services and different service providers providing distribution, compliance and auditing services.  Below is a side-by-side comparison of the companies providing services to the Acquired and Acquiring Funds and a brief description of the services provided.

Acquired Fund	Acquiring Fund

BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809 serves as the administrator, transfer agent and fund accounting agent for the Acquired Fund. The fees and certain expenses of the transfer agent, fund accounting agent and administrator are paid by the Acquired Fund. The Bank of New York Mellon, an affiliate of BNY Mellon Investment Servicing (US) Inc., serves as custodian of the Acquired Fund.

BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809 serves as the administrator, transfer agent and fund accounting agent for the Acquiring Fund. The fees and certain expenses of the transfer agent, fund accounting agent and administrator are paid by the Acquiring Fund. The Bank of New York Mellon, an affiliate of BNY Mellon Investment Servicing (US) Inc., serves as custodian of the Acquiring Fund.

Foreside Fund Services, LLC (“Foreside”), Three Canal Plaza, Portland, ME 04101, serves as the distributor for the Acquired Fund pursuant to a Distribution Agreement between the Trust and Foreside. Foreside continually distributes shares of the Acquired Fund on a best efforts basis.

Foreside Funds Distributors, LLC (“Foreside”), Three Canal Plaza, Portland, ME 04101, serves as the distributor for the Acquiring Fund pursuant to a Distribution Agreement between RBB and Foreside. Foreside continually distributes shares of the Acquiring Fund on a best efforts basis.

KPMG LLP serves as independent registered public accounting firm for the Acquired Fund. In this capacity the firm is responsible for auditing the financial statements of the Acquired Fund.	[ ] serves as independent registered public accounting firm for the Acquiring Fund. In this capacity the firm is responsible for auditing the financial statements of the Acquiring Fund.

David Lebisky, an employee of SII US, serves as Chief Compliance Officer of the Acquired Fund.

Vigilant Compliance, LLC (“Vigilant”), Brandywine Two, 5 Christy Drive, Suite 208, Chadds Ford, PA 19317, provides compliance services for the Acquiring Fund. Salvatore Faia, President of Vigilant, serves as Chief Compliance Officer and President of the Acquiring Fund.

Shareholder Services Plans

Acquired Fund.  The Trust has adopted a Class I Shareholder Services Plan (the “Class I Plan”).  Under the Class I Plan, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding (i) ten basis points (0.10%) of the Acquired Fund’s average daily net assets attributable to Class I shares in return for providing a broad range of shareholder services.

15

Acquiring Fund.  The Acquiring Fund has adopted a Class I Shareholder Services Plan (the “Class I Plan”) that is substantially identical to the Class I Plan currently in place with respect to the Acquired Fund.

Pricing of Funds and Purchase, Exchange and Redemption Procedures

Procedures for pricing and procedures and policies relating to the purchase and redemption of the Acquired Fund’s and the Acquiring Fund’s Class I shares are similar.  A comparison of the differences in such procedures and policies for the Acquired Fund and Acquiring Fund is set forth below.

Pricing of Funds

The procedure for pricing for the Acquired Fund and the Acquiring Fund are identical in all material aspects.  Both the Acquired Fund and the Acquiring Fund determine the market value of the respective Fund’s investments primarily on the basis of readily available market quotations.  The Acquired Fund and the Acquiring Fund generally use pricing services to determine the market value of securities.  If market prices are not readily available or a price provided by a pricing service does not reflect fair value, both the Acquired Fund and the Acquiring Fund are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees or Board of Directors, as applicable.

Purchases

The procedures and policies relating to the purchase of Class I shares of the Acquired Fund and the Acquiring Fund are substantially similar.  The Acquired Fund and the Acquiring Fund permit investors to purchase Class I shares directly from the Funds or through a broker or financial intermediary on any business day that the Acquired Fund and Acquiring Fund are open.  The Acquired Fund and the Acquiring Fund permit investors to invest any amount they choose, subject to the minimum initial investment amount for Class I shares.

Redemptions

The procedures and policies relating to the redemption of shares for the Acquired Fund and the Acquiring Fund are substantially similar.  The Acquired Fund and the Acquiring Fund permit redemptions by mail, wire or telephone.  Neither the Acquired Fund nor the Acquiring Fund charge a redemption fee.

Exchanges

The Acquired Fund permits exchanges of Class I shares for Class I shares of any other series of the Trust.  The Acquiring Fund does not permit exchanges of Class I shares.

For more information regarding the Pricing of Funds and Purchase, Exchange, and Redemption Procedures, see Appendix C.

16

Dividends, Distributions and Taxes

Dividends and Distributions.  As outlined below, the Acquired Fund and Acquiring Fund have similar policies for dividends and distributions.

Any income the Acquired Fund or the Acquiring Fund receives in the form of dividends is paid out, less expenses, to its shareholders.  Income dividends on the Acquired Fund and Acquiring Fund are usually paid annually.  Capital gains for the Acquired Fund and Acquiring Fund are distributed at least annually.

Purchasing shares of the Acquired Fund or the Acquiring Fund shortly before it makes dividends or capital gain distributions will have the effect of reducing the share price by the amount of the distribution.  This is sometimes referred to as “buying a dividend” because, although the distribution is in effect a return of a portion of the purchase price, it is taxable.

Unless you are investing in a tax-deferred account like an IRA or Education Savings Account, you may want to consider waiting to invest until after a distribution is made by the Acquired Fund or the Acquiring Fund.

Taxes.  The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Each of the Acquired Fund and the Acquiring Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares.  The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax).  You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the

17

Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.  The high anticipated portfolio turnover rate of the Acquired Fund and the Acquiring Fund makes it likely that a significant portion of their distributions will not qualify for this favorable treatment.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

You will generally recognize taxable gain or loss for federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, each of the Acquired Fund and the Acquiring Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged.  Each of the Acquired Fund and the Acquiring Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale.  If your account is held by your broker or other financial adviser, they may select a different cost basis method.  In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Fund and make any additional basis,

18

holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.”  The current withholding rate is 28%.

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States.  In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax.  These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Funds beginning before January 1, 2014, dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Funds, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning July 1, 2014, the Funds will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Funds.

You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities.  You should consult your tax adviser regarding the tax status of distributions in your state and locality.

19

THE BOARD UNANIMOUSLY RECOMMENDS

A VOTE “FOR” THE PROPOSAL

VOTING INFORMATION

Quorum Requirements

With respect to the action to be taken by the shareholders of the Acquired Fund discussed in this Proxy Statement/Prospectus, the presence in person or by proxy of the holders of a majority of outstanding shares of the Acquired Fund at the Special Meeting shall constitute a quorum for purposes of voting upon the Reorganization at the Meeting.  All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Required Vote

When a quorum is present, the affirmative vote of the lesser of (1) 67% or more of the shares of the Acquired Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the Acquired Fund’s outstanding shares are or represented by proxy, or (2) more than 50% of the Acquired Fund’s outstanding shares is required to approve the proposal.  Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

A shareholder of the Acquired Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Trust Instrument to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at the then-current NAV.  Shares of the Acquired Fund also may be redeemed at any time prior to the consummation of the Reorganization.  Redeeming shareholders will receive the NAV next computed after receipt of the redemption request.  Shareholders of the Acquired Fund may wish to consult their tax

20

advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Approval of the Reorganization will occur only if a sufficient number of votes are cast “FOR” the proposal.

If shareholders of the Acquired Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of the Acquired Fund’s shareholders.

Adjournment and Postponements

If a quorum of shareholders of the Acquired Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus with respect to the Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments or postponements of the Special Meeting to permit further solicitation of proxies.  The persons named in the proxy will vote in favor of such adjournment or postponement those shares that they are entitled to vote if the shareholder proxies instruct the person to vote for the proposal.  The persons named in the proxy will vote against adjournment or postponement those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal.  Abstentions and broker non-votes will be counted as shares present but not voting.  Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or postponement of the Special Meeting.  Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.  In determining whether to adjourn the Special Meeting, the following factors may be considered:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment or postponement will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  Any business that might have been transacted at the Special Meeting with respect to the Acquired Fund may be transacted at any such adjourned session(s) at which a quorum is present.

Revocation of Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting.  A prior proxy can also be revoked by proxy voting again through the toll-free number listed in the enclosed Voting Instructions.  If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Shareholders Entitled to Vote

Only shareholders of record on the Record Date are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof.  Each whole share held as of the close of business on the Record Date is entitled to one vote and each fractional share is

21

entitled to a proportionate fractional vote.  The number of Class I shares of beneficial interest of the Acquired Fund that were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting were [                        ]

Method and Cost of Solicitation

The Acquired Fund expects that the solicitation of proxies will be primarily by mail and telephone.  The solicitation may also include facsimile, Internet or oral communications by certain employees of SII US or SIAM, who will not be paid for these services.  SIAM will pay (or will cause to be paid) the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of Acquired Fund.  As of the Record Date, the Acquiring Fund had no shares outstanding.

As of [                ], 2014, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of the Acquired Fund.  Shareholders indicated below holding greater than 25% of the Acquired Fund may be “controlling persons” under the 1940 Act.  Persons controlling the Acquired Fund can determine the outcome of any proposal submitted to the shareholders for approval.

Interest of Certain Persons in the Transaction

SIAM may be deemed to have an interest in the Reorganization because it will continue to provide advisory services to the Acquiring Fund if the Reorganization is approved and will receive compensation for such services.

FURTHER INFORMATION ABOUT THE ACQUIRED FUND
AND THE ACQUIRING FUNDS

More information about the Acquired Fund and the Acquiring Fund is included in:  (i) the Acquired Fund’s Prospectus dated February 1, 2013 (as revised September 17, 2013 and October 8, 2013); (ii) the Acquired Fund’s Statement of Additional Information dated February 1, 1013 (as revised April 17, 2013, September 17, 2013 and October 8, 2013; (iii) the Acquiring Fund’s Preliminary Prospectus filed with the SEC on December [    ], 2013; (iv) the Acquiring Fund’s Preliminary Statement of Additional Information filed with the SEC on December [    ], 2013 and (iv) the Statement of Additional Information dated [                      ], 2014 (relating to this Proxy Statement/Prospectus).  You may request free copies of the Acquired Fund’s Prospectus or Statement of Additional Information (including any supplements) by writing the Scotia Institutional Funds c/o BNY Mellon Investment Servicing (U.S.) Inc., P.O. Box 9679 Providence, RI 02940-9679 or by calling 1-888-572-0968 or on the Trust’s website at www.TheSIFunds.com.

22

You can request a free copy of the Acquiring Fund’s Preliminary Prospectus and Preliminary Statement of Additional Information, by calling [                      ] or by writing to:  [                                                                        ].  You may request free copies of the Proxy Statement/Prospectus or Statement of Additional Information by calling 1-866-207-2324 or by writing to:  Scotia Institutional Funds at c/o BNY Mellon Investment Servicing (U.S.) Inc., P.O. Box 9679, Providence, RI 02940-9679 or by calling 1-888-572-0968.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by RBB with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

The Acquired Fund and the Acquiring Fund also file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and at the following regional offices of the SEC:  Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036.  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s web site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

Other Business

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting.  If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Meetings and Proposals

The Acquired Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Acquired Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Acquired Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required.  Under the Trust Instrument, to the extent required by the 1940 Act, shareholders owning in the aggregate 10% of the outstanding shares of all classes of the Trust have the right to

23

call a meeting of shareholders to consider the removal of one or more Trustees.  Shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent shareholder meeting should submit their written proposals to the Trust at its principal office within a reasonable time before such meeting.  The timely submission of a proposal does not guarantee its consideration at the meeting.

Experts

The audited financial statements for the Acquired Fund included in the Acquired Fund’s Annual Report dated September 30, 2013, have been audited by KPMG LLP, independent registered public accounting firm, as set forth in its report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus.  Such financial statements are incorporated therein by reference in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

The Acquiring Fund has not yet commenced operations and, therefore, has not yet produced financial statements.

A copy of the Notice of Shareholder Meeting, the Proxy Statement/Prospectus and the
Proxy Card are available at www.proxyonline.com.

By Order of the Board of Trustees of Scotia Institutional Funds

David Lebisky

President & Secretary

[                    ], 2014

24

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of                 , 2014, by and among Scotia Institutional Funds, a Delaware statutory trust (“Scotia”), on behalf of its series, Dynamic U.S. Growth Fund (the “Acquired Fund”); The RBB Fund, Inc., a Maryland corporation (“RBB”), on behalf of its series,  Dynamic U.S. Growth Fund (the “Acquiring Fund” and together with the Acquired Fund, the “Funds” or individually, each a “Fund”); and Scotia Institutional Asset Management US, Ltd. (“SIAM”), a Corporation organized under the laws of the Province of Ontario.  SIAM is a party to this Agreement solely for purposes of Sections 5 and 7 hereof.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and Treasury Regulations Section 1.368-2(g), and any successor provision or regulation. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to its Class I shares to the Acquiring Fund, which is being established solely for the purpose of acquiring such assets and continuing the Acquired Fund’s business, in exchange for [Class I] shares of the Acquiring Fund (the “Merger Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the pro rata distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

Scotia is duly organized and validly existing under, and in conformity with, the laws of the State of Delaware, and has the power to own all of its assets and to carry out its obligations under this Agreement. RBB is duly organized and validly existing under, and in conformity with, the laws of the State of Maryland, and has the power to own all of its assets and to carry out its obligations under this Agreement.  Each of Scotia and RBB is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. The Acquired Fund and the Acquiring Fund are separate series of Scotia and RBB, respectively, duly established and designated in accordance with the applicable provisions of Scotia’s Amended and Restated Declaration of Trust dated March 12, 2013, as amended (the “Scotia Declaration of Trust”), and RBB’s Articles of Incorporation dated February 7, 1988, as amended and supplemented (the “RBB Charter”), respectively, and the 1940 Act.

Scotia’s Board of Trustees and RBB’s Board of Directors: (i) have adopted and approved this Agreement and the transactions hereby contemplated; and (ii) have determined that participation therein is in the best interests of their respective Funds and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization (as defined below).

All covenants and obligations of a Fund contained herein shall be deemed to be covenants and obligations of Scotia or RBB, as the case may be, acting on behalf of that Fund, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, Scotia or RBB, as the case may be, acting on behalf of that Fund.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.             Representations and Warranties of the Acquiring Fund.

RBB, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund that:

(a)           The Acquiring Fund is a series of RBB and, in conformity with the laws of the State of Maryland, has the power to own all of its assets and to carry out its obligations under this Agreement. Each of RBB and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           The Acquiring Fund was formed for the purpose of effecting the Reorganization, has not engaged in any business prior to the Reorganization, and does not own any assets.

(c)           The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise. As of the Valuation Time (as defined in Section 3(d)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(d)           RBB, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of RBB’s Board of Directors, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of:  bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance or transfer or similar laws relating to or affecting the rights or remedies of creditors generally; a party’s obligations of good faith, fair dealing, diligence, reasonableness, or due notice; equitable rights, remedies, or defenses; indemnifications from or against liability; and court decisions with respect thereto.

(e)           There are no material legal, administrative or other proceedings pending or, to the knowledge of RBB or the Acquiring Fund, threatened against RBB or the Acquiring Fund which assert liability on the part of RBB or the Acquiring Fund or which materially affect the financial condition of RBB or the Acquiring Fund or RBB’s or the Acquiring Fund’s ability to consummate the Reorganization.  Neither RBB nor the Acquiring Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(f)            Neither RBB nor the Acquiring Fund is obligated under any provision of the RBB Charter or RBB’s By-Laws as currently in effect, as may be amended (the “RBB By-Laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the

Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (i) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(h)           No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(i)            The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by RBB on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date (as defined in Section 8(a)), insofar as it relates to the Acquiring Fund:

(A)                 did and will continue to comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(B)                 does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(j)            All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund.  The Acquiring Fund does not have outstanding any security convertible into any of the Merger Shares.

(k)           The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued [Class I] shares of common stock in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

(l)            At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(m)          At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, director and shareholder approvals, including those approvals described in Section (3)(b) of this Agreement, necessary to issue the Merger Shares to the Acquired Fund.

(n)           The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Closing Date, shall not have carried on any business activity (other than such activities as are customary to the organization of a new series prior to its commencement of investment operations).  It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes.  However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund shall elect to be a “regulated investment company” under Subchapter M Subtitle A, Chapter 1, of the Code and until such time shall take all steps reasonably necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code.  The Acquiring Fund is and will at the Closing Date be treated as a separate corporation under Section 851(g) of the Code.

(o)           The Acquiring Fund is not under the jurisdiction of any court in any “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

2.             Representations and Warranties of the Acquired Fund.

Scotia, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund that:

(a)           The Acquired Fund is a series of Scotia and, in conformity with the laws of the State of Delaware, has the power to own all of its assets and to carry out its obligations under this Agreement. Each of Scotia and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for treatment as a “regulated investment company” (“RIC”) within the meaning of Sections 851 et. seq. of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any income or excise tax pursuant to Sections 852 or 4982 of the Code.

(c)           Scotia, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of Scotia’s Board of Trustees, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of:  bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance or transfer or similar laws relating to or affecting the rights or remedies of creditors generally; a party’s obligations of good faith, fair dealing, diligence, reasonableness, or due notice; equitable rights, remedies, or defenses; indemnifications from or against liability; and court decisions with respect thereto.

(d)           The Acquiring Fund has been furnished with: (i) the annual report of the Acquired Fund for the fiscal year ended September 30, 2013, and the audited financial statements appearing therein, having been audited by KPMG LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(e)           The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that are shown as belonging to it on its statement of assets and liabilities as of September 30, 2013, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f)            The current Prospectus and Statement of Additional Information of the Acquired Fund, including any amendments and supplements thereto, conform in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(g)           To Scotia’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares of the Acquired Fund during the twelve-month period preceding the date hereof which would have a material adverse effect on the Acquired Fund or its assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           The Acquired Fund has no unamortized or unpaid organizational fees or expenses.

(i)            There are no material legal, administrative or other proceedings pending or, to the knowledge of Scotia or the Acquired Fund, threatened against Scotia or the Acquired Fund that assert liability on the part of Scotia or the Acquired Fund or which materially affect the financial condition of Scotia or the Acquired Fund or Scotia’s or the Acquired Fund’s ability to consummate the Reorganization.  Neither Scotia nor the Acquired Fund is charged with or, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(j)            There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.  All material contracts and other commitments of or applicable to the Acquired Fund (other than this Agreement and investment-related contracts) will be terminated at or prior to the Closing Date, without the Acquired Fund or the Acquiring Fund incurring any penalty or liability with respect thereto.

(k)           Neither Scotia nor the Acquired Fund is obligated under any provision of the Scotia Declaration of Trust or Scotia’s Amended and Restated By-laws as currently in effect, as may be amended (the “Scotia By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(l)            The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs.  All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.  No audit, investigation, proceeding or claim concerning any tax liability of the Acquired Fund is ongoing, pending or threatened by the Internal Revenue Service or by any state or local tax authority.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.

(m)          The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(n)           The Acquired Fund is in compliance with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(o)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(p)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(q)           The Acquired Fund has not previously been a party to a tax-free reorganization under the Code within the preceding twelve months.

(r)            As used in this Agreement, the term “Acquired Fund Investments” shall mean (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(s)            No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(t)            So long as it conforms to the form approved by the Acquired Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund:

(A)                 did and will continue to comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(B)                 does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(u)           All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund (“Acquired Fund Shares”). The Merger Shares will be held of record at the time of the Reorganization by the Acquired Fund and thereafter will be distributed by the Acquired Fund to the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 8(d) of this Agreement. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares.

(v)           All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(w)          The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.

(x)           The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(y)           The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.             The Reorganization.

(a)           Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and other assets, including certain books and records, and to assume all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, Scotia will redeem its Acquired Fund Shares in exchange for all Merger Shares received by it and will distribute such Merger Shares to its shareholders in complete liquidation of the Acquired Fund.  Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

(b)           Prior to the Closing Date, RBB’s Board of Directors shall authorize the issuance of and RBB shall issue one [Class I] share of the Acquiring Fund to SIAM in consideration of the payment of $10.00 and SIAM shall, as the then initial shareholder of the Acquiring Fund, approve (i) the investment advisory agreement between RBB, on behalf of the Acquiring Fund (the “Advisory Agreement”), and SIAM.  Upon approval of the Advisory Agreement, and immediately prior to or contemporaneously with the Reorganization, the share of the Acquiring Fund acquired by SIAM pursuant to this sub-section shall be redeemed by the Acquiring Fund for $10.00.

(c)           The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(d)           The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(e)           The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(e) of this Agreement.

(f)            The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

(g)           The Acquired Fund will cease operations following the Closing Date.

(h)           All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records maintained by the Acquired Fund’s administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.

4.             Valuation.

(a)           On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the aggregate value of the assets of the Acquired Fund attributable to Class I shares of the Acquired Fund on such date less the value of the liabilities attributable to Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

(b)           The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)           The net asset value of the Merger Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)           The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(e)           The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and termination of the Acquired Fund or otherwise.

5.             Payment of Expenses.

(a)           Except as otherwise provided in this Section 5, all expenses incurred by Scotia and RBB in connection with this Agreement and the transactions contemplated hereby will be paid by SIAM (or SIAM shall cause them to be paid).  All such expenses so paid by SIAM (or which SIAM has caused to be paid) shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by SIAM (or SIAM shall cause them to be paid) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Revenue Ruling 73-54, 1973-1 C.B. 187.

Notwithstanding the foregoing, the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses that it may incur in connection with the purchase or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)           Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except the expenses detailed in Section 5(a) above shall be paid by the respective parties as detailed above.

(c)           Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Subchapter M Subtitle A, Chapter 1, of the Code.

6.             Covenants of the Acquired Fund and the Acquiring Fund.

                The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a)           The Acquired Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b)           Scotia, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)           In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which RBB, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and any applicable state securities laws.

(d)           The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

(e)           RBB, having filed a post-effective amendment to its Registration Statement on Form N-1A (“RBB’s N-1A Registration Statement”) with the Commission registering the Acquiring Fund and its shares under the 1933 Act and 1940 Act, shall file any supplements and amendments as may be required. The Acquiring Fund shall use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act, and to register the Acquiring Fund’s shares with such state securities commissions as it may deem appropriate, in order to commence operations on the Closing Date.

(f)            Scotia shall, on behalf of the Acquired Fund:

(A)                 following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the State of Delaware, the Scotia Declaration of Trust and the Scotia By-laws, the 1940 Act and any other applicable law,

(B)                 following the consummation of the Reorganization, file any final regulatory reports with respect to the Acquired Fund prior to the date of any applicable statutory or regulatory deadlines,

(C)                 not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any, and

(D)                 on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(g)           The Acquired Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(h)           The Acquiring Fund agrees to report the Reorganization as a reorganization qualifying under Section 368(a)(1)(F) of the Code, with the Acquiring Fund as the successor to the Acquired Fund. Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, Scotia, RBB, and the Funds will take such action, or cause such action to be taken, as is reasonably necessary to enable Drinker Biddle & Reath LLP, counsel to the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Drinker Biddle & Reath LLP).

(i)            In connection with the covenant in sub-section (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

(j)            Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a non-diversified series of RBB, an open-end management investment company registered under the 1940 Act.

7.             Publicity; Confidentiality.

(a)           Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties to this Agreement mutually shall agree in writing, provided that nothing herein shall prevent any party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

(b)           The parties to this Agreement will hold, and will cause their board members, officers, employees, representatives, agents and persons controlled by or controlling any of them to hold, in strict confidence, and not disclose to any other person, and not use in any way except as expressly provided for herein, without the prior written consent of the other parties to this Agreement, all confidential information obtained from the other parties in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law (provided, however, that the receiving party provides the disclosing party prompt notice of such order or decree or legal requirement and the disclosing party is provided the reasonable opportunity to take any legal action to prevent such disclosure); (iii) if it is publicly available through no act or failure to act of the receiving party; (iv) if it was already known to the receiving party on a non-confidential basis on the date of receipt; or (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated.

(c)           In the event of a termination of this Agreement, the parties agree that they along with their board members, employees, representative agents and persons controlled by or controlling any of them shall, and shall cause their affiliates to, except with the prior written consent of the other parties to this Agreement, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other parties and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) to governmental or regulatory bodies if required by court order or decree or applicable law (provided, however, that the receiving party provides the disclosing party prompt notice of such order or decree or legal requirement and the disclosing party is provided the reasonable opportunity to take any legal action to prevent such disclosure) ; (ii) if it is publicly available through no act or failure to act of the receiving party; (iii) if it was already known to the receiving party on a non-confidential basis on the date of receipt; or (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated.

8.             Closing Date.

(a)           Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on March     , 2014 or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b)           To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c)           The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)           As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

9.             Conditions of the Acquired Fund’s Obligations.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a)           That this Agreement shall have been adopted, and the Reorganization shall have been approved, by RBB’s Board of Directors and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by RBB’s Board of Directors certified by its Secretary.

(b)           That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(c)           That there shall not be any known material litigation pending with respect to the matters contemplated by this Agreement.

(d)           That the Acquired Fund shall have received the opinion, in form satisfactory to Scotia, of Drinker Biddle & Reath LLP, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

(A)          The Acquiring Fund is duly formed and validly existing under the laws of the State of Maryland;

(B)          the Acquiring Fund is a separate series of RBB, an open-end, management investment company registered under the 1940 Act;

(C)          this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of RBB’s Board of Directors, and this Agreement has been duly executed and delivered by RBB on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(D)          neither the execution or delivery by RBB on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

(E)           the Merger Shares have been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable; and

(F)           to their knowledge and subject to the qualifications set forth below, the execution and delivery by RBB on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the State of Maryland or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing that may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(e)           That the Acquired Fund shall have received an opinion, in form satisfactory to Scotia, from Drinker Biddle & Reath LLP (counsel for the Acquiring Fund) dated as of the Closing Date, addressed to Scotia, on behalf of the Acquired Fund, and based upon such representations of the parties as Drinker Biddle & Reath LLP may reasonably request, substantially to the effect that, for federal income tax purposes:

(1)                                 the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)                                 the Acquired Fund will recognize no gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of the liabilities of the Acquired Fund, or (b) upon the distribution of the Merger Shares to the shareholders of the Acquired Fund;

(3)                                 the Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the Merger Shares and the assumption of the liabilities of the Acquired Fund;

(4)                                 the tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of that asset in the hands of the Acquired Fund immediately before the transfer;

(5)                                 the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Acquired Fund;

(6)                                 the shareholders of the Acquired Fund will recognize no gain or loss upon their receipt of the Merger Shares in the Reorganization;

(7)                                 the aggregate tax basis of the Merger Shares received by each shareholder of the Acquired Fund will equal the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor;

(8)                                 the holding period of the Merger Shares received by each Acquired Fund shareholder will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares are held by that shareholder as capital assets on the date of the exchange;

(9)                                 the Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code; and

(10)                          the taxable year of the Acquired Fund will not end on the Closing Date but will instead continue as the taxable year of the Acquiring Fund.

(f)            That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to Scotia.

(g)           That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of RBB or the Acquiring Fund, be contemplated by the Commission.

(h)           That RBB’s N-1A Registration Statement shall have become effective under the 1933 Act, and that no stop order suspending such effectiveness shall have been instituted or, to the knowledge of RBB or the Acquiring Fund, be contemplated by the Commission.

10.          Conditions of the Acquiring Fund’s Obligations.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a)           That this Agreement shall have been adopted, and the Reorganization shall have been approved, by Scotia’s Board of Trustees and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares; and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by Scotia’s Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by Scotia’s Secretary.  For this purpose, a majority of the outstanding Acquired Fund Shares shall mean the vote of the lesser of:  (i) 67% or more of the outstanding Acquired Fund Shares present at the shareholders’ meeting referred to in Section 6(b) of this Agreement, if more than 50% of the outstanding Acquired Fund Shares are present or represented by proxy; or (ii) more than 50% of the outstanding Acquired Fund Shares.

(b)           That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President or its Treasurer, and a certificate signed by the Acquired Fund’s President or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c)           That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d)           That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)           That the Acquiring Fund shall have received the opinion, in form satisfactory to RBB, of Dechert LLP, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(A)          The Acquired Fund is duly formed and validly existing under the laws of the State of Delaware;

(B)          the Acquired Fund is a separate series of Scotia, an open-end, management investment company registered under the 1940 Act;

(C)          this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of Scotia’s Board of Trustees, and this Agreement has been duly executed and delivered by Scoita on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(D)          neither the execution or delivery by Scotia on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(E)           to their knowledge and subject to the qualifications set forth below, the execution and delivery by Scotia, on behalf of the Acquired Fund, of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the State of Delaware or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)            That the Acquiring Fund shall have obtained an opinion from Drinker Biddle & Reath LLP dated as of the Closing Date, addressed to RBB, on behalf of the Acquiring Fund, and based upon such representations of the parties as Drinker Biddle & Reath LLP may reasonably request, substantially to the effect that, for federal income purposes:

(1)                                 the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)                                 the Acquired Fund will recognize no gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of the liabilities of the Acquired Fund, or (b) upon the distribution of the Merger Shares to the shareholders of the Acquired Fund;

(3)                                 the Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the Merger Shares and the assumption of the liabilities of the Acquired Fund;

(4)                                 the tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of that asset in the hands of the Acquired Fund immediately before the transfer;

(5)                                 the holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Acquired Fund;

(6)                                 the shareholders of the Acquired Fund will recognize no gain or loss upon their receipt of the Merger Shares in the Reorganization;

(7)                                 the aggregate tax basis of the Merger Shares received by each shareholder of the Acquired Fund will equal the aggregate tax basis of the Acquired Fund shares surrendered in exchange therefor;

(8)                                 the holding period of the Merger Shares received by each Acquired Fund shareholder will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares are held by that shareholder as capital assets on the date of the exchange;

(9)                                 the Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code; and

(10)                          the taxable year of the Acquired Fund will not end on the Closing Date but will instead continue as the taxable year of the Acquiring Fund.

(g)           That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of RBB or the Acquiring Fund, be contemplated by the Commission.

(h)           That RBB’s N-1A Registration Statement shall have become effective under the 1933 Act, and that no stop order suspending such effectiveness shall have been instituted or, to the knowledge of RBB or the Acquiring Fund, be contemplated by the Commission.

(i)            That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(j)            That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to RBB.

11.          Termination, Postponement and Waivers.

(a)           Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(A)          by consent of the Board of Trustees of Scotia and the Board of Directors of RBB, acting on behalf of their respective Funds;

(B)          by Scotia’s Board of Trustees, on behalf of the Acquired Fund, if any condition of the Acquired Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board of Trustees;

(C)          by RBB’s Board of Directors, on behalf of the Acquiring Fund, if any condition of the Acquiring Fund’s obligations set forth in Section 10 of this Agreement has not been fulfilled or waived by such Board of Directors; or

(D)          by either party because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing, provided that the breaching party shall be given a period of ten (10) business days from the date of the occurrence of such material breach to cure such breach and shall have failed to cure such breach.

(b)           If the Reorganization contemplated by this Agreement has not been consummated by July 1, 2014, this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board of Trustees of Scotia and the Board of Directors of RBB, acting on behalf of their respective Funds.

(c)           In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d)           At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of Scotia or the Board of Directors of RBB, on behalf of whichever Fund is entitled to the benefit thereof, if, in the judgment of such Board of Trustees or Board of Directors after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective Fund, on behalf of which such action is taken.

(e)           The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund, and the officers, directors, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, director, trustee, agent or shareholder so acts or to its shareholders, to which that officer, director, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties in the conduct of such office.

(f)            If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of Scotia and the Board of Directors of RBB to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change which would materially and adversely affect the rights of such shareholders, in which event this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

12.          Other Matters.

(a)           All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b)           All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to Dynamic U.S. Growth Fund, c/o Scotia Institutional Funds, 1055 Westlakes Drive, Suite 301, Berwyn, PA 19312, Attention:  President, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund.  Notice to the Acquiring Fund shall be addressed to Dynamic U.S. Growth Fund, c/o The RBB

Fund, Inc., Bellevue Park Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809, Attention: President, or at such other address as the Acquiring Fund may designate by written notice to the Acquired Fund.  Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)           This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of Maryland applicable to agreements made and to be performed in said state.

(d)           It is expressly agreed that the obligations of Scotia, on behalf of the Acquired Fund, and RBB, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of its respective directors, trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the respective Fund’s property, as provided in the Scotia Declaration of Trust or the RBB Charter, as the case may be. The execution and delivery of this Agreement has been authorized by the Board of Trustees of Scotia, on behalf of the Acquired Fund, and by the Board of Directors of RBB, on behalf of the Acquiring Fund, and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees or directors, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Fund property on behalf of the relevant Fund as provided in the Scotia Declaration of Trust or the RBB Charter, as the case may be.

(e)           This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

SCOTIA INSTITUTIONAL FUNDS,

on behalf of its Dynamic U.S. Growth Fund

By:

Name:

Title:

Attest:

Name:

Title:

THE RBB FUND, INC.
on behalf of its Dynamic U.S. Growth Fund

By:

Name: Salvatore Faia

Title: President

Attest:

Name:

Title:

Agreed and accepted as to Sections 5 and 7 only:

SCOTIA INSTITUTIONAL ASSET MANAGEMENT US, LTD.

By:

Name:

Title:

APPENDIX B

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

The Acquired Fund and the Acquiring Fund have identical fundamental and non-fundamental investment policies.  Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund affected (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).  Non-fundamental policies may be changed by the applicable Board without the approval of the shareholders.  Finally, there are investment limitations imposed by the 1940 Act that a Fund may, but need not, adopt as an investment policy.

The following restrictions are fundamental and may not be changed without a shareholder vote.

Each of the Acquired Fund and the Acquiring Fund may not:

1.             Purchase any securities which would cause 25% or more of the total assets of the Acquired Fund or the Acquiring Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Acquired Fund or the Acquiring Fund to purchase securities or require the Acquired Fund or the Acquiring Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Acquired Fund or the Acquiring Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.             Purchase or sell real estate, physical commodities, or commodities contracts, except that the Acquired Fund and the Acquiring Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

B-1

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 2 above, the Acquired Fund and the Acquiring Fund may borrow money from banks as permitted under the 1940 Act.

The following restrictions are non-fundamental and may be changed by the Board of the affected Fund without a shareholder vote.

Each of Acquired Fund and the Acquiring Fund may not:

1.             Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Acquired Fund’s and the Acquiring Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Acquired Fund’s or the Acquiring Fund’s total assets.

2.             Invest in companies for the purpose of exercising control.

3.             Purchase securities on margin or effect short sales, except that the Acquired Fund and the Acquiring Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Acquired Fund or the Acquiring Fund holds such securities.

6.             Enter into futures contracts and options on futures contracts except as permitted by the Prospectus and SAI.

B-2

APPENDIX C

SHAREHOLDERS POLICIES AND PROCEDURES

The RBB Fund, Inc.

The information below is extracted from the preliminary statutory prospectus for the Acquiring Fund (for purposes of this excerpt from the preliminary statutory prospectus, the “Fund”) and discloses the Fund’s policies and procedures related to purchasing, redeeming and exchanging Acquiring Fund shares.

PRICING OF FUND SHARES

Class I shares of the Fund (“Shares”) are priced at their net asset value per share (“NAV”).  The NAV per Class I Share of the Fund is calculated as follows:

Value of Assets Attributable to Class I Shares
NAV = –	Value of Liabilities Attributable to Class I Shares
Number of Outstanding Class I Shares of Shares

The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund Shares at the NAV next determined after receipt by the Transfer Agent of your purchase order in good order. The Fund will effect redemptions of Fund Shares at the NAV next calculated after receipt by the Transfer Agent of your redemption request in good order.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such service or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities.

If market quotations are unavailable or deemed unreliable by the Fund’s administrator, in consultation with the Adviser, securities will be fair valued by the Adviser in accordance with procedures adopted by the Board of Directors of RBB (hereinafter, the “Company”) and under the Board of Directors’ ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in exchange- traded funds and closed-end funds will be valued at their market price.

PURCHASE OF FUND SHARES

Shares representing interests in the Fund are offered continuously for sale by Foreside Funds Distributors, LLC.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

General. You may purchase Shares of the Fund at the NAV per Share next calculated after your order is received by the Transfer Agent in good order as described below. The Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in Class I shares is $25,000. There is no minimum for subsequent investments. The Fund may accept initial investments of smaller amounts in its sole discretion. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below.

Purchases Through Intermediaries. Shares of the Fund may also be available through certain Service Organizations. Certain features of the Shares, such as the initial investment minimum and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, the Transfer Agent will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after such orders are deemed to have been received by the Service Organization or its authorized designee.

For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) based on the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

Initial Investment By Mail. Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Application and mailing it to the Fund at the address noted below, together with a check payable to Dynamic U.S. Growth Fund. Third party endorsed checks or foreign checks will not be accepted.

Dynamic U.S. Growth Fund
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box [        ]
Providence, RI 02940-8042

or overnight to:

Dynamic U.S. Growth Fund

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Subject to acceptance by the Fund, payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per Share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Subject to acceptance by the Fund, Shares may be purchased by wiring federal funds to The Bank of New York Mellon. A completed Account Application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. Notification must be given to the Transfer Agent at [                  ] prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.)  Request account information and routing instructions by calling the Transfer Agent at [                  ].

Federal funds wire purchases will be accepted only on days when the Fund and The Bank of New York Mellon are open for business.

Additional Investments. Additional investments may be made at any time by purchasing Shares at the NAV per share of the Fund by mailing a check to the Transfer Agent at the address noted above under “Initial Investment by Mail” (payable to Dynamic U.S. Growth Fund) or by wiring monies to The Bank of New York Mellon as outlined above under “Initial Investment by Wire.” Notification must be given to the Transfer Agent at [                  ] prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected, which may take up to fifteen calendar days from the purchase date.

Automatic Investment Plan.  Additional investments in Shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum).  Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at [                        ].

Retirement Plans/IRA Accounts. A $15.00 retirement custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at [                        ]. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Purchases in Kind. In certain circumstances, Shares of the Fund may be purchased “in kind” (i.e. in exchange for securities, rather than cash). The securities rendered in connection with an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable in accordance with the Company’s valuation procedures. Securities accepted by the Fund will be valued, as set forth in this prospectus, as of the time of the next determination of net asset value after such acceptance. The Shares of the Fund that are issued to the investor in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. The Fund will not accept securities in exchange for its Shares unless such securities are, at the time of the exchange, eligible to be held by the Fund and satisfy such other conditions as may be imposed by the Adviser or the Company. Purchases in-kind may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. The Adviser will monitor the Fund’s total assets and may, subject to Board approval, decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. The Adviser, subject to Board approval, may also choose to reopen the Fund to new investments at any time, and may subsequently close the Fund again should concerns regarding the Fund’s size recur. If the Fund closes to new investments, the Fund may be offered only to certain existing shareholders of the Fund and certain other persons who may be subject to cumulative, maximum purchase amounts, as follows:

a.              persons who already hold Shares of the Fund directly or through accounts maintained by brokers by arrangement with the Adviser;

b.              existing and future clients of financial advisers and planners whose clients already hold Shares of the Fund;

c.               employees of the Adviser and their families, and

d.              directors of the Company.

Distributions to all shareholders of the Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to Board approval, reserves the right to implement specific purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Fund’s Shares will be made in full and fractional Shares of the Fund calculated to three decimal places. Certificates for Shares will not be issued except at the written request of the shareholder. Certificates for fractional Shares, however, will not be issued.

Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser and their family members, either directly or through their IRAs, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitation. The Company’s officers are authorized to waive the minimum initial investment requirement.

Good Order. A purchase request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

REDEMPTION OF FUND SHARES

Normally, your investment professional will send your request to redeem shares to the Transfer Agent.  Consult your investment professional for more information.  You can redeem some or all of your shares directly through the Fund only if the account is registered in your name.  All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Fund Shares at the next NAV calculated after a redemption request is received by the Transfer Agent in good order. The Fund’s NAV is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. You can only redeem Shares of the Fund on days the NYSE is open and through the means described below. You may redeem Fund Shares by mail, or, if you are authorized, by telephone.

The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

Redemption By Mail. Your redemption requests should be addressed to Dynamic U.S. Growth Fund, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box [        ], Providence, RI 02940-8042, or for overnight delivery to Dynamic U.S. Growth Fund, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, and must include:

•                  a letter of instruction, if required, or a stock assignment specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

•                  any required Medallion signature guarantees, which are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s), (ii) the redemption request is for $10,000 or more; or (iii) a Share transfer request is made. A Medallion signature guarantee is a special signature guarantee that may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a Medallion signature guarantee program recognized by the Securities Transfer Association. A Medallion imprint or Medallion stamp indicates that the financial institution is a member of a Medallion signature guarantee program and is an acceptable signature guarantor. The three recognized Medallion signature guarantee programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

•                  other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to utilize the telephone redemption option, you must indicate that option on your Account Application. Please note that the telephone redemption option is not available for retirement accounts. You may then initiate a redemption of Shares by calling the Transfer Agent at [                        ] and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Fund or its Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Fund and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Systematic Withdrawal Plan.  If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments.  A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box [        ], Providence, RI 02940.  Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter.  There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100.  (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.)  The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV.  To provide funds for payment, shares will be redeemed in such amounts as are necessary at the redemption price.  The systematic withdrawal of shares may reduce or possible exhaust the shares in your account, particularly in the event of a market decline.  As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes.  Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the Plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan.  You will receive a confirmation of each transaction and the share and cash balance remaining in your Plan.  The Plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder.  You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Transfer Agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Involuntary Redemption: The Fund reserves the right to redeem a shareholder’s account in the Fund at any time the value of the account falls below $500 as a result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The Fund may assert the right to redeem your Shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for Shares of the Fund you previously purchased or subscribed for.

Other Redemption Information: Redemption proceeds for Shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option. Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. If a shareholder receives redemption proceeds in-kind, the shareholders will bear the market risk of the securities received in the redemption until their disposition and should expect to incur transaction costs upon the disposition of the securities. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder of the Fund.

Exchanging Shares:  The Acquiring Fund does not permit the exchange of Class I shares.

Good Order: A redemption request is considered to be in good order when all necessary information is provided and all required documents are properly completed, signed and delivered. Redemption requests not in good order may be delayed.

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund Shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase Fund Shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of Fund Shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to the Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

Pursuant to the policy adopted by the Company’s Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform.

There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries.

If necessary, the Company may prohibit additional purchases of Fund Shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Company. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class I shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I shares average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

SCOTIA INSTITUTIONAL FUNDS

The information is extracted from the statutory prospectus for the Acquired Fund (for purposes of this excerpt from the preliminary statutory prospectus, the “Fund”) and discloses the Fund’s policies and procedures related to purchasing, redeeming and exchanging Fund shares.

More Information About Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Class I shares of the Acquired Fund

Class I shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

How to Purchase Fund Shares

To purchase shares directly from the Fund, complete and send in an application.  If you need an application or have questions, please call 1-888-572-0968.  The minimum initial investment for Class I Shares is $25,000.  There are no sales charges when you purchase Class I shares of the Acquired Fund.

All investments must be made by check, Automated Clearing House (ACH), or wire.  All checks must be made payable to “Scotia Institutional Funds” in U.S. dollars and drawn on U.S. financial institutions.  The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler’s check).  The Fund does not accept third-party checks or credit card purchases.  The Fund may accept initial investments of amounts smaller than the minimum initial investment for eligible retirement account investors and in connection with the Fund’s participation in third-party distribution platforms and in certain other circumstances at their discretion.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers.  If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.  You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason.  The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations.  For more information about the Fund’s policy on short-term trading, see “Market Timing Policies and Procedures.”

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.  Please contact the Fund for more information.

General Information

Shares cannot be purchased or redeemed by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.  The price per share (the offering price) will be the net asset value per share (“NAV”) next determined after the Fund receives your purchase order.

The Fund calculates the NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).  For you to receive the current Business Day’s NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time.  Proper form requires that the purchaser provide a completed and signed account application, including the purchaser’s name, street address, tax identification number, and other identification required by law or regulation.  You may be required to provide photo identification such as a driver’s license or passport, and a representative of the Fund may telephone you to verify information you have provided.  If you do not provide the required information, or if the Fund’s representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as deemed reasonable.  If the NYSE closes early — such as on days in advance of certain generally observed holidays — the Fund reserves the right to calculate the NAV as of the earlier closing time.

How the Fund Calculates NAV

The NAV for a Fund share is the value of that share’s portion of all of the net assets of the Fund.  In calculating the NAV, the Fund generally values its investment portfolio at market price.  If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

As the Fund invests in stocks of U.S. and foreign companies that are traded on global exchanges, there may be limited circumstances in which the Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Fair value prices for foreign equity securities located outside of North and South America are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board of Trustees.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV.  The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates NAV.  If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968.  To redeem your shares by phone you must select telephone privileges when you open your account.

When selling shares by mail, your letter must include your name, the name of the Fund and account number and the amount of your request.  All owners of the account must sign the letter.  All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“MSP”).  Signature guarantees that are not part of these programs will not be accepted.  You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address.  A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.

The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receive your request.

Receiving Your Money

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request.  Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.  If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase).

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund’s remaining shareholders), the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.  The Funds may also redeem in kind to discourage short-term trading of shares.

Involuntary Redemptions of Your Shares

If your account balance drops below $25,000 because of redemptions, you may be required to sell your shares.  The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.  More information about this is in the Fund’s SAI.

How to Exchange Your Shares

You may exchange your shares for the same share class of another Scotia Institutional Fund on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968.  This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading.  The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund.  For more information about the Fund’s policy on excessive trading, see “Market Timing Policies and Procedures.”

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I shares of the Fund for Class I shares of any other Scotia Institutional fund.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.  If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Other Policies

Market Timing Policies and Procedures

The Fund is intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading.  This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns.  The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes.  In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund’s holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Trustees.  For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control.  As these policies and procedures are currently applied:

•                                          Shareholders are restricted from making more than 4 “round trips” into or out of the Fund in any calendar year.  If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders.  The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund.

•                                          The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of its abilities uniformly and in a manner they believe is consistent with the interests of the Fund’s long-term shareholders.  Purchases and redemptions made through the Fund’s Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone, nor all of them taken together, eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements.  However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Customer Identification and Verification

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations.  Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker.  If this information is not provided within a timeframe established in the sole discretion of the Fund, your account will be “frozen” with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.

However, the Fund reserves the right to close your account at the then-current day’s price if it is unable to verify your identity.  Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund.  If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check.  The Fund reserves the further right to hold your proceeds until your original check clears the bank.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law.  The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Service Plan”) that allows Class I shares of the Fund to use its assets to pay service fees to firms that provide shareholder services (“Service Providers”).  Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.10% of its Class I shares average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Purchase Through Financial Institutions

The Adviser and the Sub-Adviser and/or their affiliates are permitted to make payments relating to sales, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund).  The Adviser and the Sub-Adviser and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in the prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Fund’s SAI.  The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.  The Fund may reimburse the Adviser for Additional Payments.

PART B

Dynamic U.S. Growth Fund

A Series of THE RBB FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

                            , 2014

Acquisition of all of the assets and liabilities of:		By and in exchange for shares of:

Scotia Institutional Funds		The RBB Fund, Inc.
Dynamic U.S. Growth Fund	Class I	Dynamic U.S. Growth Fund	[Class I]
(the “Acquired Fund”)	DWUGX	(the “Acquiring Fund” or the “Fund”)	DWUGX

This Statement of Additional (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement and Prospectus dated [                ], 2014 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Dynamic U.S. Growth Fund, a series of the Scotia Institutional Funds (formerly known as DundeeWealth Funds) that will be held on March 14, 2014.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by contacting Scotia Institutional Funds at c/o BNY Mellon Investment Servicing (U.S.) Inc., P.O. Box 9679, Providence, Rhode Island 02940-9679 or by calling 1-888-572-0968.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.

TABLE OF CONTENTS

GENERAL INFORMATION	1
INCORPORATION OF DOCUMENTS BY REFERENCE	1
PRO FORMA FINANCIAL STATEMENTS	1
DESCRIPTION OF RBB AND THE ACQUIRING FUND	1
SHARES OF THE FUND	3
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND’S INVESTMENTS	6
INVESTMENT LIMITATIONS	18
PORTFOLIO HOLDINGS	20
MANAGEMENT OF RBB	21
CODE OF ETHICS	30
PROXY VOTING	30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	30
INVESTMENT ADVISORY AND OTHER SERVICES	31
FUND TRANSACTIONS	37
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
LEGAL COUNSEL	38
TAXES	38
APPENDIX A RATINGS	A-1
APPENDIX B PROXY VOTING POLICIES AND PROCEDURES	B-1

GENERAL INFORMATION

This SAI relates to the proposed reorganization of the Dynamic U.S. Growth Fund, a series of Scotia Institutional Funds (the “Acquired Fund”), into the Dynamic U.S. Growth Fund, a series of The RBB Fund, Inc. (the “Acquiring Fund” or the “Fund”).  The proposed reorganization involves (i) the sale of all of the assets of the Acquired Fund to the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund in exchange for [Class I] shares of the Acquiring Fund; and (ii) the subsequent pro rata distribution of the [Class I] shares of the Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund.

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI incorporates by reference the following documents:

1.                                      The Acquired Fund’s Statement of Additional Information dated February 1, 2013, as revised April 17, 2013, September 17, 2013 and October 8, 2013 (previously filed on EDGAR, Accession Nos. 0001534424-13-00023, 0001534424-13-000158, 0001534424-13-000396, and 0001534424-13-000417 respectively).

2.                                      The audited financial statements and related report of the independent registered public accounting firm included in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2013 (previously filed on EDGAR, Accession No. 0001534424-13-000491).  No other parts of the Annual Report are incorporated herein by reference.

Information relating to the Acquiring Fund is not incorporated by reference into this SAI.  Rather, a description of The RBB Fund, Inc. (“RBB”) and the Acquiring Fund is contained in this SAI.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial information has not been prepared for the Reorganization because the Acquired Fund is being reorganized into a newly organized series with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operation of the Acquired Fund.  The Acquiring Fund will adopt the financial statements and financial history of the Acquired Fund upon consummation of the Reorganization.

DESCRIPTION OF RBB AND THE ACQUIRING FUND

RBB is an open-end management investment company currently operating [24] separate investment portfolios.  RBB is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Maryland corporation on February 29, 1988.

RBB has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share.  Currently, [81.073 billion] shares have been classified into [145] classes,

however, RBB only has [30] active share classes that have begun investment operations. Under RBB’s Articles of Incorporation, as amended and supplemented (the “Charter”), the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in a portfolio has an equal proportionate interest in the assets belonging to such portfolio with each other share that represents an interest in such portfolio, even where a share has a different class designation than another share representing an interest in the portfolio.  Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in the applicable Prospectus, shares of RBB will be fully paid and non-assessable.

RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB’s amended By-laws (“By-laws”) provide that shareholders owning at least ten percent of the outstanding shares of all classes of common stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of RBB may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB’s Charter and By-laws, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock voting without regard to class (or portfolio).

SHARES OF THE FUND

Share Classes

The Fund is authorized to issue 100,000,000 Institutional Class shares, 100,000,000 Class I shares and 100,000,000 Class II shares.  Class I shares is the only class of shares currently offered by the Acquiring Fund.

Class I Shares of the Fund are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts.

The Fund has adopted a Shareholder Services Plan for Class I shares (the “Shareholder Services Plan”).  Under the Shareholder Services Plan, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding ten basis points (0.10%) of the Fund’s average daily net assets attributable to Class I Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Class I shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in RBB; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in RBB; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders.

Pricing of Fund Shares

Class I shares of the Fund (“Shares”) are priced at their net asset value per share (“NAV”).  The NAV per Class I Share of the Fund is calculated as follows:

Value of Assets Attributable to Class I Shares
NAV = –	Value of Liabilities Attributable to Class I Shares
Number of Outstanding Class I Shares

The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund Shares at the NAV next determined after receipt by the Transfer Agent of your purchase order in good order. The Fund will effect redemptions of Fund Shares at the NAV next calculated after receipt by the Transfer Agent of your redemption request in good order.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such service or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities.

If market quotations are unavailable or deemed unreliable by the Fund’s administrator, in consultation with the Fund’s investment adviser, Scotia Institutional Asset Management US, Ltd. (“SIAM” or “Adviser”), securities will be fair valued by the Adviser in accordance with procedures adopted by the Board of Directors of RBB and under the Board of Directors’ ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in exchange- traded funds and closed-end funds will be valued at their market price.

Purchase of Fund Shares

Information regarding the purchase of Shares is discussed in Appendix C — Shareholder Policies and Procedures to the Proxy Statement/Prospectus.

You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund’s shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund’s NAV. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. A shareholder will also bear any market risk or tax consequences as a result of a payment in securities. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

Redemption of Fund Shares

Information regarding the redemption of Shares is discussed in Appendix C — Shareholder Policies and Procedures to the Proxy Statement/Prospectus.

Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which the Securities and Exchange Commission (“SEC”) restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions).

Shares of RBB are subject to redemption by RBB, at the redemption price of such shares as in effect from time to time, including, without limitation: (1) to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; (2) if such redemption is, in the opinion of RBB’s Board of Directors, desirable in order to prevent RBB or the Fund from being deemed a “personal holding company” within the meaning of the Code; (3) or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out RBB’s responsibilities under the 1940 Act.

The Fund has the right to redeem your shares at current NAV at any time and without prior notice if, and to the extent that, such redemption is necessary to reimburse the Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for.

Other Purchase Information

If shares of the Fund are held in a “street name” account with an authorized dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner’s transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Telephone Transaction Procedures

RBB’s telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB’s records; (3) requiring RBB’s service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges (if applicable) only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if RBB elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than Foreside Distributors), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

Valuation of Shares

Subject to the approval of the RBB’s Board of Directors, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the securities being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund’s Valuation Committee under the direction of the RBB’s Board of Directors.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND’S INVESTMENTS

The Fund’s investment objective and principal investment strategy are described in the Proxy Statement/Prospectus.  The following information supplements, and should be read in conjunction with, the Proxy Statement/Prospectus.

The Fund seeks long-term capital appreciation.  This goal is not fundamental and may be changed by the Fund upon 60 days’ prior notice to shareholders.  There can be no assurance that the Fund will be able to achieve its investment objective.  The Fund is classified as a “non-diversified” investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of U.S. companies as described in the Proxy Statement/Prospectus.  Consistent with Rule 35d-1 under the 1940 Act, the Fund has adopted a “non-fundamental” policy to invest at least 80% of its assets plus the amount of any borrowings for investment purposes, under normal circumstances in equity securities of U.S. companies chosen according to a growth oriented investment approach.  This non-fundamental policy may be changed by the RBB Board of Directors upon at least 60 days’ notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund’s objective.

Portfolio Turnover Rate.  Portfolio turnover rate is defined under Securities and Exchange Commission (the “SEC”) regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one year.  The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

American, European and Global Depositary Receipts.  American Depository Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Equity Securities.  As part of its principal investment strategy, the Fund invests in equity securities, primarily in the form of common stocks.  Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded on registered exchanges or the over-the-counter market.  Equity securities are described in more detail below:

•                  Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•                  Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•                  Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•                  Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks.  Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•                  Small and Medium Capitalization Issuers.  To the extent consistent with its principal investment strategy, the Fund may invest in small and medium capitalization issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange.  Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Money Market Securities.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund’s objective.  For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities.  Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

U.S. Government Securities.  Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks,  Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies.  Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

•                  U.S. Treasury Obligations.  U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•                  Receipts.  Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts are sold as zero coupon securities.

•                  U.S. Government Zero Coupon Securities.  STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons.  Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes.  Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.  Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•                  U.S. Government Agencies.  Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.  Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity.  Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund’s shares.

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA.  On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

Commercial Paper.  Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities.  Maturities on these issues vary from a few to 270 days.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks.  The Fund may invest in obligations issued by banks and other savings institutions.  Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks.  Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks.  These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund.  Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•                  Bankers’ Acceptances.  Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank.  Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange.  Maturities are generally six months or less.

•                  Certificates of Deposit.  Certificates of deposit are interest-bearing instruments with a specific maturity.  They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.  Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•                  Time Deposits.  Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.  Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.  Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Repurchase Agreements.   The Fund may enter into repurchase agreements with financial institutions.  The Fund follows certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser.  The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement).  Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral.  In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral.  However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets.  The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Securities of Other Investment Companies.  Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts (“REITs”), represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.  Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.  Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies.  The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:  (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.

REITs.  A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  By investing in REITs indirectly through a Fund, shareholders of the Fund will bear not only their proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (“Code”) or its failure to maintain exemption from registration under the 1940 Act.

Futures and Options on Futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).  The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.  To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  RBB, on behalf of the Fund, will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund will not be subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts’ full notional value (in the case of contracts that are not required to “cash settle”) or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder.  The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the put and the price of the futures contract.

The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain cash or liquid securities in a segregated account equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures.  In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options.  The Fund may trade and write put and call options on securities and securities indices, as the Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.  See “Investment Limitations.”  A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period.  A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period.  The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an “opening transaction.”  In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

When the Fund trades or writes options, the Fund is required to “cover” its position in order to limit leveraging and related risks.  In the case of a call option, the option is “covered” if the Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other instruments held by it.  A call option is also covered if the Fund holds a call on the same instrument as the option written where the exercise price of the option held is (i) equal to or less than the exercise price of the option written, or (ii) greater than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.  The Fund may also cover options on securities by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the securities in the case of a call option.  A put option is also covered if the Fund holds a put on the same instrument as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration which has been segregated by the Fund) upon conversion or exchange of other securities in its portfolio.  The Fund may also cover call and put options on a securities index by segregating cash or liquid assets, as permitted by applicable law, with a value, when added to any margin on deposit, that is equal to the market value of the underlying securities in the case of a call option or the exercise price in the case of a put option, or by owning offsetting options as described above.

The Fund may write covered call options on securities as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Illiquid Securities.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to fair value procedures approved by RBB’s Board of Directors.  Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition.  Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund.  Under the supervision of RBB’s Board of Directors, the Adviser determines the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).  The Fund will not invest more than 15% of its net assets in illiquid securities.

Restricted Securities.  Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration.  If consistent with the Fund’s investment objective, the Fund may invest in Section 4(2) commercial paper.  Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment.  Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper.  RBB believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Directors of RBB.  RBB intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Borrowing.  The Fund may borrow money from a bank equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of the Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Initial Public Offerings (“IPOs”).  The Adviser generally attempts to allocate IPOs on a pro rata basis.  However, due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible.  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Special Note Regarding Market Events.  Events in the financial sector over the past few years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Fund’s investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s holdings.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund that cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares.  The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.                                      Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2.                                      Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3.                                      Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.                                      Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.                                      Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6.                                      Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 2 above, the Fund may borrow money from banks as permitted under the 1940 Act.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the RBB Board of Directors without shareholder approval.

The Fund may not:

1.                                      Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund’s total assets.

2.                                      Invest in companies for the purpose of exercising control.

3.                                      Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales “against the box”; and (iv) make short sales in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.                                      Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.                                      Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6.                                      Enter into futures contracts and options on futures contracts except as permitted by the Fund’s Prospectus and SAI.

PORTFOLIO HOLDINGS

RBB has adopted, on behalf of the Fund, a policy relating to the disclosure of the Fund’s portfolio holdings to ensure that disclosure of information about portfolio holdings is in the best interests of Fund shareholders. The policies relating to the disclosure of the Fund’s portfolio holdings are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of RBB that disclosure of the Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure.

RBB discloses portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, RBB will disclose the Fund’s portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR and Form N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

RBB may distribute or authorize the distribution of information about the Fund’s portfolio holdings that is not publicly available to its third-party service providers, which include  The Bank of New York Mellon, the custodian; BNY Mellon Investment Servicing (US) Inc., the administrator, accounting agent and transfer agent; [                        ], the Fund’s independent registered public accounting firm; Drinker Biddle & Reath LLP, legal counsel; Merrill Corporation, the financial printer; and Glass, Lewis & Company, the Fund’s proxy voting service. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Portfolio holdings may also be disclosed, upon authorization by a designated officer of the Adviser, to (i) certain independent reporting agencies recognized by the SEC as acceptable agencies for the reporting of industry statistical information, and (ii) financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and RBB’s and the Adviser’s fiduciary duties to Fund shareholders. The foregoing disclosures are made pursuant to RBB’s policy on selective disclosure of portfolio holdings. The Board of Directors of RBB or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions. Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the Fund’s portfolio.

The Adviser reserves the right to refuse to fulfill any request for portfolio holdings information from a shareholder or non-shareholder if it believes that providing such information will be contrary to the best interests of the Fund.

Any violations of the policy set forth above as well as any corrective action undertaken to address such violations must be reported by the Adviser, director, officer or third party service provider to RBB’s Chief Compliance Officer, who will determine whether the violation should be reported immediately to the Board of Directors of RBB or at its next quarterly Board meeting.

MANAGEMENT OF RBB

The business and affairs of RBB are managed under the oversight of RBB’s Board of Directors (the “Board”), subject to the laws of the State of Maryland and RBB’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of RBB’s service providers. The officers of RBB conduct and supervise RBB’s daily business operations.

Directors who are not deemed to be “interested persons” of RBB as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Directors.”  Directors who are deemed to be “interested persons” of RBB are referred to as “Interested Directors.”  The Board is currently composed of six Independent Directors and two Interested Directors.  The Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman.  Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and RBB’s officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as RBB’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established seven standing committees — Audit, Contract, Product Development, Executive, Nominating and Governance, Regulatory Oversight Committees and Valuation Committee. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that RBB’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Directors and Executive Officers

The Directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS

Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 Age: 80	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	21	AMDOCS Limited (service provider to telecommunications companies)

J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 Age: 75	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	21	None

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 Age: 47	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	21	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 Age: 70	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	21

Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012) Independent Blue Cross, Intricon Corp. (producer of medical devices)

Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 Age: 65	Chairman Director	2005 to present 1991 to Present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	21	None

Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 Age: 72	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	21	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS(2)

Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 Age: 52	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	21	None

Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 Age: 75	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	21	Kensington Funds (registered investment company) (until 2009)

OFFICERS

Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: Age: 51	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to Present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A

Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 Age: 50	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A

Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 Age: 39	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 Age: 53	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A

Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 Age: 54	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

* Each Director oversees [twenty-four] portfolios of RBB that are currently offered for sale.

(1)         Subject to RBB’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal.  The Board reserves the right to waive the requirements of the Policy with respect to an individual Director.  The Board has approved waivers of the policy with respect to Messrs. Brodsky, Carnall, and Sablowsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of RBB or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)         Messrs. Sablowsky and Nusblatt are considered “interested persons” of RBB as that term is defined in the 1940 Act and are referred to as “Interested Directors.”  Mr. Sablowsky is considered an “Interested Director” of RBB by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of RBB by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to RBB.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years.  Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director.  The cumulative background of each Director led to the conclusion that each Director should serve as a Director of RBB.  Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience.  Mr. Straniere has been a practicing attorney for over 30 years and also serves on the boards of an asset management company and another registered investment company.  Mr. Brodsky has over 40 years of senior executive level management experience in the cable television and communications industry.  Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the financial services industry.  Mr. Nusblatt has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the financial services industry.  Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee.  The Board has an Audit Committee comprised of three Independent Directors.  The current members of the Audit Committee are Messrs. Brodsky, Giordano and Chandler.  The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors.  The Audit Committee convened four times during the fiscal year ended August 31, 2013.

Contract Committee: The Board has an Executive Committee comprised of one Interested Director and two Independent Directors. The current members of the Contract Committee are Messrs. Chandler, Sablowsky, and Brodsky. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of RBB. The Contract Committee is new and did not meet during the fiscal year ended August 31, 2013.

Executive Committee.  The Board has an Executive Committee comprised of one Interested Director and three Independent Directors.  The current members of the Executive Committee are Messrs. Giordano, Reichman, Sablowsky and Chandler.  The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session. The Executive Committee did not meet during the fiscal year ended September 30, 2013.

Valuation Committee.  Effective January 1, 2013, the Board has a Valuation Committee comprised of one Interested Director and three officers of RBB.  Prior to January 1, 2013, RBB’s Valuation Committee was comprised only of officers of RBB.  The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shaw and Weiss.  The Valuation Committee is responsible for reviewing fair value determinations.  The Valuation Committee of the Board is new and did not meet during the fiscal year ended August 31, 2013.

Nominating and Governance Committee.  The Board has a Nominating and Governance Committee comprised only of Independent Directors.  The current members of the Nominating and Governance Committee are Messrs. Carnall, Giordano, and Reichman.  The Nominating and Governance Committee recommends to the Board of Directors all persons to be nominated as Directors of RBB.  The Nominating and Governance Committee will consider nominees recommended by shareholders.  Recommendations should be submitted to the Committee care of RBB’s Secretary. The Nominating and Governance Committee convened twice during the fiscal year ended August 31, 2013.

Regulatory Oversight Committee.  The Board has a Regulatory Oversight Committee comprised of two Interested Directors and three Independent Directors.  The current members of the Regulatory Oversight Committee are Messrs. Carnall, Reichman, Sablowsky, Straniere and Nusblatt.  The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of RBB. The Regulatory Oversight Committee convened four times during the fiscal year ended August 31, 2013.

Product Development Committee.  The Board has a Product Development Committee comprised of two Interested Directors and one Independent Director. The current members of the Product Development Committee are Messrs. Reichman, Sablowsky and Nusblatt. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to RBB and evaluates RBB’s current investment advisers and investment products. The Product Development Committee convened twice during the fiscal year ended August 31, 2013.

Risk Oversight

The Board of Directors performs its risk oversight function for RBB through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through RBB’s investment advisers and other service providers, RBB officers and RBB’s Chief Compliance Officer.  RBB is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to RBB is the responsibility of RBB’s investment advisers or other service providers (depending on the nature of the risk) that carry out RBB’s investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from RBB’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from RBB’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with RBB’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with RBB’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on RBB’s investment advisers and other service providers, with respect to the day-to-day activities of RBB, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on RBB’s business and reputation.

Board oversight of risk management is also provided by various Board Committees.  For example, the Audit Committee meets with RBB’s independent registered public accounting firms to ensure that RBB’s respective audit scopes include risk-based considerations as to RBB’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of RBB’s investments or activities.

Director Ownership of Shares of RBB

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund and in all of the portfolios of RBB (which for each Director comprise all registered investment companies within RBB’s family of investment companies overseen by him), as of December 31, 2013.

	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS

Julian A. Brodsky	None	Over $100,000

J. Richard Carnall	None	$10,000-$50,000

Gregory P. Chandler	None	None

Nicholas A. Giordano	None	$10,000-$50,000

Arnold M. Reichman	None	Over $100,000

Robert A. Straniere	None	$1-$10,000

INTERESTED DIRECTORS

Jay F. Nusblatt	None	None

Robert Sablowsky	None	Over $100,000

Directors’ and Officers’ Compensation

Effective January 1, 2014, RBB pays each Director, except Jay Nusblatt (who is not compensated by RBB for his service on the Board), a retainer at the rate of $35,000 annually, $3,500 for each regular meeting of the Board of Directors, $2,000 for each committee meeting or special meeting of the Board of Directors attended in-person and $1,000 for each committee meeting or special meeting of the Board of Directors and Committee meeting attended telephonically. From January 1, 2012 to December 31, 2013, RBB paid each Director (except Mr. Nusblatt) a retainer at the rate of $27,500 annually, $3,500 for each regular meeting of the Board of Directors, $2,000 for each committee meeting or special meeting of the Board of Directors attended in-person and $1,000 for each committee meeting or special meeting of the Board of Directors and Committee meeting attended telephonically. From February 1, 2010 to December 31, 2011, RBB paid each Director a retainer at the rate of $17,500 annually, $3,500 for each regular meeting of the Board of Directors, $1,500 for each committee meeting or special meeting of the Board of Directors attended in person and $1,000 for each committee meeting or special meeting of the Board of Directors and Committee meeting attended telephonically. The Chairman of the Board receives an additional fee of $17,500 per year for his services in this capacity, and each Chairman of the

Audit Committee, Nominating and Governance Committee and Regulatory Oversight Committee receives an additional fee of $4,000 per year for his services. From February 2, 2010 to December 31, 2011, The Chairman of the Board received an additional fee of $12,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board of Directors or any committee thereof. RBB also compensates its President and Chief Compliance Officer for his services to RBB. For the fiscal year ended August 31, 2013, each of the following members of the Board of Directors and the President, Treasurer and Chief Compliance Officer received compensation from RBB in the following amounts:

Name of Director/Officer	Aggregate Compensation from Fund*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors or Officers
FISCAL YEAR ENDED AUGUST 31, 2013

Independent Directors:

Julian A. Brodsky, Director	—	N/A	N/A	$39,765.18

J. Richard Carnall, Director	—	N/A	N/A	$53,227.64

Gregory P. Chandler, Director	—	N/A	N/A	$51,227.33

Nicholas A. Giordano, Director	—	N/A	N/A	$53,226.73

Arnold M. Reichman, Director and Chairman	—	N/A	N/A	$70,610.72

Robert A. Straniere, Director	—	N/A	N/A	$49,261.62

Interested Directors:

Jay F. Nusblatt, Director	—	N/A	N/A	$0

Robert Sablowsky, Director	—	N/A	N/A	$53,227.64

Officers:

Salvatore Faia, Esquire, CPA Chief Compliance Officer and President	—	N/A	N/A	$339,996.00

*                                         The Fund had not commenced operations as of the date of this SAI.  Following the closing of the Reorganization, it is expected that the Fund’s fiscal year will change to August 31.  Under current compensation arrangements, it is estimated that the Directors will receive the following compensation from the Fund for the fiscal period [                    ], 2014  through August 31, 2014: Mr. Brodsky, $[    ]; Mr. Carnall, $[    ]; Mr. Chandler, $[    ]; Mr. Giordano, $[    ]; Mr. Reichman, $[    ]; Mr. Straniere, $[    ]; Mr. Nusblatt, $[    ]; and Mr. Sablowsky, $[    ].

As of December 31, 2013, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of RBB’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Effective with the calendar year ending December 31, 2014, each compensated Director is entitled to participate in RBB’s deferred compensation plan (the “DC Plan”).  Under the DC Plan, a compensated Director may elect to defer all or a portion of his compensation and have the deferred compensation treated as if it had been invested by RBB in shares of one or more of the portfolios of RBB.  The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

CODE OF ETHICS

RBB and the Adviser  have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits personnel subject to the Codes to invest in securities, including securities that may be purchased or held by RBB.

PROXY VOTING

The Board of Directors has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Fund to the Fund’s Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Fund. The Adviser will consider factors affecting the value of the Fund’s investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser has adopted proxy voting procedures with respect to voting proxies relating to portfolio securities held by the Fund.  The Adviser employs a third party service provider to assist in the voting of proxies.  The Adviser’s procedures have been provided to the service provider, who analyzes the proxies and votes such proxies in the manner outlined in the procedures.  The Adviser’s proxy policies and procedures are included in Appendix B to this SAI.

The Fund is required to file annually its proxy voting record on Form N-PX with the SEC.  Form N-PX is required to be filed by August 31 of each year and when filed will be available without charge upon request by calling [                ] or by writing to the Fund at Dynamic U.S. Growth Fund, P.O. Box 9842, Providence, RI 02940-8042. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Shareholders owning 25% or more of the outstanding shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act.  Persons controlling the fund can determine the outcome of any proposal submitted to the shareholders for approval including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  As of the date of this SAI, no persons or entities owned, of record or beneficially, more than 5% of the outstanding [Class I] shares of the Fund.  As of the date of this SAI, the officers and Directors of the Fund owned less than 1% of the Fund’s outstanding Class I shares.  As of [                ], 2014, the name, address and percentage of ownership of each person or entity that owned of record or beneficially 5% or more of the outstanding Class I shares of the Acquired Fund were as follows:

INVESTMENT ADVISORY AND OTHER SERVICES

Scotia Institutional Asset Management US, Ltd. (“SIAM” or the “Adviser”) is an investment management firm registered with the SEC under the Investment Advisers Act of 1940.  SIAM serves as the Adviser to the Fund.  SIAM was established in 1995 and offers investment management services to investors located in the United States.  SIAM is a wholly-owned indirect investment subsidiary of The Bank of Nova Scotia, a Canadian-based bank providing retail, commercial, corporate, investment and international banking services.  SIAM is an affiliate of Scotia Institutional Investment US, LP (“SII US”), formerly known as DundeeWealth US, LP.  The Acquired Fund was advised by SII US, and sub-advised by the Adviser.

Advisory Agreement with RBB.  RBB and the Adviser have entered into an Investment Management Agreement (the “Advisory Agreement”) with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Directors of RBB.  The Adviser makes investment decisions for the Fund.  After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  At a meeting of the Board of Directors of RBB held on November 21, 2013, the Board of Directors approved the Advisory Agreement and authorized its submission to the initial shareholder of the Fund for approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Directors of RBB or by a majority of the outstanding shares of the Fund, on not less than 60-days’ written notice.  The Advisory Agreement provides that the Adviser shall not be protected against any liability to RBB or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and any other items as agreed upon by RBB and the Adviser from time to time) for Class I Shares of the Fund from exceeding .84% of its average daily net assets until December 31, 2015.

If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and any other items as agreed upon by RBB and the Adviser from time to time) to exceed 0.84% for the Fund’s Class I Shares.

The Adviser will pay all expenses incurred by it in connection with its activities under the Advisory Agreement.  The Fund bears all of its own expenses not specifically assumed by the Adviser.  General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB’s Board of Directors in such manner as it deems to be fair and equitable.  Expenses borne by the Fund include, but are not limited to the following (or the Fund’s share of the following):  (a) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of the Fund by the Adviser; (c) filing fees and expenses relating to the registration and qualification of RBB and the Fund’s shares under federal and/or state securities laws and maintaining such registrations and qualifications; (d) fees and salaries payable to RBB Directors and officers; (e) taxes (including any income or franchise taxes) and governmental fees; (f) costs of any liability and other insurance or fidelity bonds; (g) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or the Fund for violation of any law; (h) legal, accounting and auditing expenses, including legal fees of special counsel for the independent Directors; (i) charges of custodians and other agents; (j) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (k) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy materials that are not attributable to a class; (l) any extraordinary expenses; (m) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (n) costs of mailing and tabulating proxies and costs of shareholders’ and Directors’ meetings; (o) costs of independent pricing services to value a portfolio’s securities; and (p) the costs of investment company literature and other publications provided by RBB to its Directors and officers.  Distribution or shareholder servicing expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees identified as belonging to a particular class of RBB, are allocated to such class.

For the fiscal years ended September 30, 2013, September 30, 2012, and September 30, 2011, SII US earned advisory fees from the Acquired Fund of $328,475, $378,900 and $324,991 respectively, and SII US waived fees and reimbursed expenses from the Acquired Fund of $96,041, $141,276 and $161,508, respectively.  For the fiscal years ended September 30, 2013, September 30, 2012, and September 30, 2011, SIAM, as the Acquired Fund’s sub-adviser, received sub-advisory fees from the Acquired Fund’s investment adviser of $122,641, $126,300 and $108,330, respectively.  Prior to December 1, 2012, SII US was entitled to advisory fees at the annual rate of 0.75% of the Acquired Fund’s average daily net assets and waived and/or reimbursed expenses in order to keep Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) from exceeding 0.95% of the  Acquired Fund’s Class I Shares.

Disclosure relating to the material factors and the conclusions with respect to those factors that formed the basis for the Board of Directors’ approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s first report to shareholders following completion of the Reorganization.  Copies of future reports to shareholders may be obtained by calling 1-888-968-4964 or visiting the SEC’s website at www.sec.gov.

Portfolio Manager

Description of Compensation.  The Adviser compensates the Fund’s portfolio manager for his management of the Fund.  The portfolio manager’s compensation consists of a salary and a discretionary bonus.  The bonus is based on profitability of the firm and individual performance.  Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment team.

Other Accounts.  The following information is as of September 30, 2013, assets under management reported in U.S. dollars:

	Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)		Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees (in millions)

Noah Blackstein	Registered Investment Companies	[ ]	$	[ ]	[ ]	$	[ ]
	Other Pooled Investment Vehicles	[ ]	$	[ ]	[ ]	$	[ ]
	Other Accounts	[ ]	$	[ ]	[ ]	$	[ ]

Securities Ownership.  As of the date of this SAI, no shares of the Fund were outstanding and the Fund’s portfolio manager did not own any of the shares of the Fund as of September 30, 2013.

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager’s management of accounts including the Fund relating to:  where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances.  In all cases, however, the Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.  The Adviser’s Form ADV, Part 2 also contains a description of some of its policies and procedures in this regard.

Administration and Accounting Services Agreement

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement (the “Administration Agreement”).  BNY Mellon has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund.  In addition, BNY Mellon has agreed to prepare and file various reports with the appropriate regulatory agencies.  The Administration Agreement provides that BNY Mellon shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder.  BNY Mellon shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard.  For its services to the Fund, BNY Mellon is entitled to receive a fee calculated at an annual rate of:

•                          .060% of the Fund’s first $250 million of average daily net assets;

•                          .050% of the Fund’s next $250 million of average daily net assets;

•                          .040% of the Fund’s next $250 million of average daily net assets; and

•                          .030% of the Fund’s average daily net assets in excess of $750 million.

The minimum monthly fee is $5,833 per month for the Fund, exclusive of Rule 38a-base compliance support service fees, costs of obtaining independent security market quotes, data repository and analytics suite access fees and out-of-pocket expenses.

BNY Mellon also serves as the administrator to the Acquired Fund.  For the fiscal years ended September 30, 2013, September 30, 2012, and September 30, 2011, BNY Mellon received fees in the amount of $49,369, $59,943, and $65,531, respectively for services to the Acquired Fund.

The Administration Agreement provides that BNY Mellon shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

On June 1, 2003, RBB entered into a regulatory administration services agreement with BNY Mellon.  Under this agreement, BNY Mellon has agreed to provide regulatory administration services to RBB.  These services include the preparation and coordination of RBB’s annual post-effective amendment filing and supplements to RBB’s registration statement, the preparation and assembly of board meeting materials, and certain other services necessary to RBB’s regulatory administration.  BNY Mellon receives an annual fee based on the average daily net assets of the portfolios of RBB.

Custodian Agreement

The Bank of New York Mellon (“BNY”), One Wall Street, New York, NY 10286, serves as the custodian of the Fund’s assets pursuant to a custodian agreement between BNY and RBB dated as of July 18, 2011, as amended, and supplemented (the “Custodian Agreement”).  Under the Custodian Agreement, BNY:  (a) maintains a separate account or accounts in the name of the Fund; (b) holds and transfers portfolio securities on account of the Fund; (c) accepts receipts and makes disbursements of money on behalf of the Fund; (d) collects and receives all income and other payments and distributions on account of the Fund’s portfolio securities, and (e) makes periodic reports to RBB’s Board of Directors concerning the Fund’s operations.  BNY is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY remains responsible for the performance of all of its duties under the Custodian Agreement and holds RBB harmless from the acts and omissions of any sub-custodian.  The Fund has made arrangements with BNY Mellon Investment Servicing Trust Company to serve as custodian for Individual Retirement Accounts (“IRAs”).  For its services to the Fund under the Custodian Agreement, BNY Mellon receives a fee, calculated daily and payable monthly, based on the Fund’s average gross assets; exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

Transfer Agency Agreement

BNY Mellon, with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement dated November 5, 1991, as supplemented (collectively, the “Transfer Agency Agreement”).  Under the Transfer Agency Agreement, BNY Mellon:  (a) issues and redeems shares of the Fund; (b) addresses and mails all communications by the Fund to record owners of shares of the Fund, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (c) maintains shareholder accounts and, if requested, sub-accounts; and (d) makes periodic reports to RBB’s Board of Directors concerning the operations of the Funds.  For its services to the Fund, under the Transfer Agency Agreement, BNY receives an annual fee based on the number of accounts in the Fund, subject to a minimum fee payable monthly on a pro rata basis and also receives reimbursement of its out-of-pocket expenses.

BNY Mellon also provides services relating to the implementation of RBB’s Anti-Money Laundering Program.  RBB pays an annual fee, ranging from $3,000 - $50,000, based on the number of open accounts in each portfolio of RBB.  In addition, BNY Mellon provides services relating to the implementation of RBB’s Customer Identification Program, including the verification of required customer information and the maintenance of records with respect to such verification.  The Fund will pay BNY Mellon $2.25 per customer verification and $0.02 per month per record result maintained.

Distribution Agreement

Foreside Funds Distributions LLC, (“Foreside Distributors” or the “Underwriter”) whose principal business address is 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, serves as the principal underwriter of the Fund pursuant to the terms of a distribution agreement, effective April 1, 2012, as supplemented (the “Distribution Agreement”).  The Distributor is a registered broker-dealer and is a member of the Financial Interest Regulatory Authority, Inc. (“FINRA”).  Foreside Distributors is not affiliated with RBB, the Adviser, or any other service provider for the Fund.

Foreside Distributors may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund.  With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than Foreside Distributors, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than Foreside Distributors.  These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.  Foreside Distributors will continually distribute shares of the Fund on a best efforts basis.  Foreside Distributors has no obligation to sell any specific quantity of Fund Shares.  Foreside Distributors and its officers have no role in determining the investment policies or which securities are to be purchased or sold by RBB.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares.  Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Fund’s Prospectus in conjunction with any materials and information provided by their financial intermediary.  The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary.  Foreside Distributors does not receive compensation from the Fund for its distribution services.  The Adviser pays the Distributor a fee for certain distribution-related services.

Shareholder Servicing.  The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”).  Under the Shareholder Services Plan, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding ten basis points (0.10%) of the Fund’s average daily net assets attributable to Class I shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Class I Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in RBB; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in RBB; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders.  Class I Shares did not begin charging the Acquired Fund a shareholder servicing fee until December 1, 2012.

FUND TRANSACTIONS

Subject to policies established by the Board of Directors and applicable rules, the Adviser is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In executing portfolio transactions, the Adviser seeks to obtain the best price and most favorable execution for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

The Fund does not have any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Adviser may, consistent with the interests of the Fund and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Adviser. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

For its fiscal years ended September 30, 2013, September 30, 2012 and September 30, 2011, the Acquired Fund paid aggregate brokerage commissions of $156,776, $186,410 and $186,922, respectively:

Investment decisions for the Fund and for other investment accounts managed by the Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                        ] serves as the Fund’s independent registered public accounting firm

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA  19103-6996, serves as independent counsel to RBB and to the Independent Directors

TAXES

General

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

The Acquired Fund qualified during its last taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  The Fund, as successor to the Acquired Fund, intends to continue to so qualify. As such, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

APPENDIX A — RATINGS

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

A-1

Local Currency and Foreign Currency Risks — Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

A-2

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

A-3

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur, DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the

A-4

highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” — An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

A-5

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

A-6

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

A-7

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

A-8

•                                          Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                                          Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

A-9

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

A-10

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

A-11

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

SCOTIA INSTITUTIONAL ASSET MANAGEMENT US, LTD.

PROXY VOTING GUIDELINES

Scotia Institutional Asset Management US, Ltd. (“SIAM”), in its capacity as an investment advisor, provides investment management and administrative services to investment companies, trusts, estates, individuals, pension plans and corporations (collectively the “Funds”).

SIAM is a subsidiary of the Bank of Nova Scotia (“BNS”). BNS is a financial services company which provides a broad range of financial products and services to individuals, institutions and corporations through a number of operating subsidiaries including SIAM.

The purpose of this document is to outline the general guidelines used by SIAM for voting proxies received from companies held in Funds managed by SIAM.

Subject to compliance with the provisions from time to time of applicable securities and corporate legislation, rules, regulations and policies, SIAM, in its capacity as investment advisor, acting on each Fund’s behalf, has the right and obligation to vote proxies relating to the issuers of each Fund’s portfolio securities. In certain circumstances, SIAM may delegate this function to the Fund’s portfolio advisor or sub-advisor as part of such advisor’s discretionary authority to manage the Fund’s assets. In all cases, SIAM, or the portfolio advisor or the sub-advisor, voting proxies on behalf of a Fund must do so in a manner consistent with the best interests of the Fund and its securityholders. The proxy voting guidelines described below form an important part of SIAM fiduciary duty to maximize the long-term value of each Fund for the benefit of its securityholders.  While the SIAM proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances, and retain the right to vote proxies as deemed appropriate.

Our fundamental policy is that SIAM will vote with management of an issuer on routine business matters, otherwise a Fund will not own or maintain a position in the security of that issuer. Examples of routine business applicable to an issuer are voting on the size, nomination and election of the board of directors as well as the appointment of auditors. All other matters that are special or non-routine are assessed on a case-by-case basis with a focus on the potential impact of the vote on the value of the particular investment of the Fund.

Special or non-routine matters are brought to the attention of the portfolio manager(s) of the applicable Fund, and, after assessment, the portfolio manager(s) will direct that such matters be voted in a way that he or she believes will better protect or enhance the value of the investment for the Fund. Without limiting the generality of the foregoing, examples of non-routine business that require assessment on a case-by-case basis before voting the proxies of the issuer are: stock-based compensation plans, executive severance compensation arrangements, shareholders rights plans, corporate restructuring plans, going private transactions in connection with leveraged buyouts, lock-up arrangements, crown jewel defenses, supermajority approval proposals, stakeholder or shareholder proposals etc.  The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund and its securityholders.

SIAM fundamental policy to vote proxies on behalf of a Fund in a manner consistent with the best interests of the Fund and its securityholders will always guide any proxy voting decision. If SIAM, on behalf of a Fund, votes against management of an issuer on any particular proposal, whether routine or non-routine, and the Fund continues to own the security of such issuer, documentation of that vote is required along with an explanation to be kept on file. In situations where a portfolio manager decides to vote securities held in his or her Fund differently from another portfolio manager(s) who holds the same security on behalf of another Fund, rationale for the differing vote is documented and kept on file. Factors such as an individual Fund’s investment objectives and strategies may lead to different judgments and conclusions by different portfolio managers about the expected impact of proxy proposals.  On occasion, a portfolio manager may abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting the proxy of that issuer is outweighed by the cost. Such instances require that a detailed explanation be kept on file. All such documentation will be submitted to the Portfolio Administrator for filing and record keeping.

SIAM will not vote proxies received for issuers of securities that are no longer held in a Fund. SIAM, on behalf of a Fund, will not vote any of the securities a Fund holds in any of its affiliates or associates. However, SIAM, in its sole discretion, may arrange for securityholders of a Fund to vote their share of those securities.

Where SIAM provides sub advisory investment management services to a registered investment company, SIAM will work with the fund’s manager to identify the proxy reports the Fund’s board requires, as well as the frequency of those reports.  SIAM will also work with the fund manager to assist in facilitating all required regulatory reporting surrounding proxy voting.

As noted above, SIAM is a subsidiary of BNS.  Some of the Funds may hold common shares of BNS or other related entities. There is the potential for a conflict of interest between the interests of the Funds and the interests of SIAM or its employees in connection with the exercise of voting rights of the Funds attached to the BNS shares. There is also the potential for a conflict of interest in connection with the exercise of the Funds’ voting rights attached to the shares of another issuer, where the outcome of the vote may directly impact the price of BNS shares.  To the extent that a portfolio manager has any conflict of interest with respect to a company or a matter presented in a proxy proposal, that portfolio manager is required to report to the Legal and Compliance department any such conflicts of interest.  In addition, any new conflict of interest situations must also be referred to the Legal & Compliance department.

In order to balance the interests of the Funds in exercising proxies with the desire to avoid the perception of a conflict of interest, SIAM has instituted procedures to help ensure that a Fund’s proxy is voted:

•                  in accordance with the business judgment of the portfolio manager, uninfluenced by considerations other than the best interests of the Fund; and

•                  free from any influence by BNS and without taking into account any consideration relevant to BNS or any of its associates or affiliates.

SIAM will maintain records relating to a Fund’s proxy voting activity.  These will include a record of all proxies received; a record of votes cast; a copy of the reasons for voting against management; a copy of reasons for a portfolio manager voting differently from another portfolio manager; and a copy of any documents prepared by SIAM that were material to making a decision on how to vote, or that memorialized the basis for a decision.

It is the responsibility of the Director, Head Compliance and Investment Counsel to amend this document when necessary to reflect changes at SIAM and changes in applicable laws and regulatory requirements.  At a minimum, the document will be reviewed on an annual basis to determine any necessary amendments.

Inquiries should be directed to the Legal and Compliance Department, 29th Floor, 1 Adelaide Street East, Toronto, Ontario, M5C 2V9.

THE RBB FUND, INC.

FORM N-14

PART C: OTHER INFORMATION

Item 15. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the Investment Advisory and Administration Agreement between Registrant and BlackRock Advisors, LLC (“BALLC”), dated June 30, 2011 and incorporated herein by reference to exhibit (6)(d), provides for the indemnification of BALLC against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Robeco Investment Management, Inc. (“Robeco”), incorporated herein by reference to exhibit (6)(x), provides for the indemnification of Robeco against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (6)(b) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and Foreside Funds Distributors LLC. (f/k/a BNY Mellon Distributors Inc.), dated January 2, 2001 and incorporated herein by reference to exhibit (7)(a) provides for the indemnification of Foreside Funds Distributors LLC against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibits (6)(a) and (6)(c) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) dated December 31, 2007 and incorporated herein by reference as exhibit (6)(e) provides for the indemnification of Matson Money against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Perimeter Capital Management (“Perimeter”) incorporated herein by reference as exhibit (6)(k) provides for the indemnification of Perimeter against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Simple Alternatives, LLC (“SA”) dated September 30, 2010 and incorporated herein by reference as exhibit (6)(m) provides for the indemnification of SA against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Summit Global Investments, LLC (“SGI”) incorporated herein by reference as exhibit (6)(u) provides for the indemnification of SGI against certain losses.

Section 12 of the form of Investment Advisory Agreement between the Registrant and Scotia Institutional Asset Management US, Ltd. (“SIAM”) incorporated herein by reference as exhibit (6)(z) provides for the indemnification of SIAM against certain losses.

Item 16. EXHIBITS

(1)	Articles of Incorporation.

a)

Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)

Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

c)

Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)

Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

f)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

2

g)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

h)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

i)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

j)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

k)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

l)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

m)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

n)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

o)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

p)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

q)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

r)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

s)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

3

t)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

u)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

v)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

w)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

x)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

y)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

z)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

aa)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

bb)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

cc)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

dd)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

ee)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

ff)

Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

gg)

Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

hh)

Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

4

ii)

Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

jj)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

kk)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class, Robeco WPG Core Bond Fund — Institutional Class, Robeco WPG Tudor Fund — Institutional Class, Robeco WPG Large Cap Growth Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

ll)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

mm)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class, Robeco WPG Core Bond Fund — Institutional Class, Robeco WPG Tudor Fund — Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

nn)

Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

oo)

Articles of Amendment of Registrant (Robeco WPG Core Bond Fund — Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

pp)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

qq)

Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

rr)

Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

ss)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

tt)

Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

uu)

Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

5

vv)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

ww)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

xx)

Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

yy)

Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

zz)

Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

aaa)

Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

bbb)

Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

ccc)

Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

ddd)

Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

eee)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

fff)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

ggg)

Articles of Amendment of Registrant (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

hhh)

Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

iii)

Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

6

jjj)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

kkk)

Articles Supplementary of Registrant (Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

lll)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

mmm)

Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

nnn)

Articles Supplementary of Registrant (Dynamic U.S. Growth Fund) incorporated herein by replacement to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(2)	By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration and Statement (No. 33-20827) filed on July 2, 2009.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders.

a)

See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)

See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(6)	Investment Advisory Contracts.

a)

Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

b)

Investment Advisory Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

c)

Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

d)

Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

7

e)

Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

f)

Amendment No. 1 to the Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund) between Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

g)

Form of Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

h)

Form of Contractual Fee Waiver Agreement (Schneider Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

i)

Form of Contractual Fee Waiver Agreement (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

j)

Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund, WPG Small/Micro Cap Value Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, and Robeco Boston Partners Global Long/Short Fund) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

k)

Investment Advisory Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

l)

Form of Contractual Fee Waiver Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

m)

Investment Advisory Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

n)

Contractual Fee Waiver Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 150 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2012.

o)

Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Roaring Blue Lion Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

p)

Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Courage Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

8

q)

Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Starwood Real Estate Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

r)

Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Maerisland Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

s)

Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Garelick Capital Partners, L.P. is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

t)

Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Sonica Capital, LLC is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

u)

Investment Advisory Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

v)

Form of Contractual Fee Waiver Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Summit Global Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

w)

Contractual Fee Waiver Agreement between Registrant and BlackRock Advisors, LLC (Money Market Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

x)

Investment Advisory Agreement (Robeco Investment Funds) between Registrant and Robeco Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

y)

Addendum No. 1 to Investment Advisory Agreement (Robeco Boston Partners Global Long/Short Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

z)

Form of Investment Advisory Agreement (Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

aa)	Form of Contractual Fee Waiver Agreement (Dynamic U.S. Growth Fund) between Registrant and Scotia Institutional Asset Management US, Ltd. to be filed by amendment.

9

(7)	Underwriting Contracts.

a)

Distribution Agreement between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

b)

Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

c)

Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

d)

Distribution Agreement Supplement (Schneider Value Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

e)

Distribution Agreement Supplement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund - Institutional Class) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

f)

Distribution Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

g)

Distribution Agreement Supplement (Free Market International Equity Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

h)

Distribution Agreement Supplement (Free Market Fixed Income Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

i)

Distribution Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

j)

Distribution Agreement between Registrant and Foreside Funds Distributors LLC (f/k/a BNY Mellon Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

k)

Distribution Agreement Supplement (S1 Fund and Robeco Boston Partners Long/Short Research Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a BNY Mellon Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

l)

Distribution Agreement Supplement (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a BNY Mellon Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

10

m)

Distribution Agreement Supplement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and Foreside Funds Distributors LLC (f/k/a BNY Mellon Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

n)

Distribution Agreement between Registrant and Foreside Funds Distributors LLC dated March 31, 2012 is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

o)

Form of Distribution Agreement Supplement (Robeco Boston Partners Global Long/Short Fund, Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) between Registrant and Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

p)

Form of Distribution Agreement Supplement (Dynamic U.S. Growth Fund) between Registrant and Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(8)	Bonus or Profit Sharing Contracts.

a)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

b)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(9)	Custodian Agreements.

a)

Custody Agreement dated July 18, 2011 between Registrant and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

b)

Foreign Custody Manager Agreement dated July 18, 2011 between Registrant and The Bank of New York Mellon is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

c)

Form of Amended and Restated Schedule II to the Custody Agreement (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

d)

Form of Amended and Restated Schedule II to the Custody Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

e)

Form of Amended and Restated Schedule II to the Custody Agreement (Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

f)

Form of Amended and Restated Schedule II to the Custody Agreement (Matson Money U.S. Equity Portfolio, Matson Money International Equity Portfolio, Matson Money Fixed Income Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

g)	Form of Amended and Restated Schedule II to the Custody Agreement (Dynamic U.S. Growth Fund) to be filed by amendment.

11

(10)	Rule 12b-1 and Rule 18f-3 Plans.

a)

Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)

Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

c)

Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

d)

Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

e)

Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

f)

Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

g)

Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

h)

Agreement between Registrant, Bear Stearns Securities Corp. and Foreside Funds Distributors LLC (f/k/a PFPC Distributors, Inc.) dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

i)

Plan of Distribution pursuant to Rule 12b-1(Perimeter Small Cap Growth Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

j)

Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Long/Short Research Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

k)

Plan of Distribution pursuant to Rule 12b-1 (S1 Fund — R Shares) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

l)

Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Global Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

m)

Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners International Equity Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

n)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments U.S. Low Volatility Equity Fund — Retail Class) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

o)

Plan of Distribution pursuant to Rule 12b-1 (Summit Global Investments U.S. Low Volatility Equity Fund —Class A) is incorporated by reference to Post-Effective Amendment No. 144 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

12

p)

Plan of Distribution pursuant to Rule 12b-1 (Robeco Boston Partners Global Long/Short Fund — Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 154 to the Registrant’s Registration Statement (No. 33-20827) filed on July 11, 2013.

q)	Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

r)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(11)	Legal Opinion.

a)	Opinion and Consent of Counsel regarding the legality of securities being offered is filed herewith.

(12)	Other Opinions.

a)	Form of Opinion and Consent of Counsel regarding tax matters is filed herewith.

(13)	Other Material Contracts.

a)

Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

b)

Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

c)

Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

d)

Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

e)

Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

f)

Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

g)

Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

13

h)

Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

i)

Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

j)

Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

k)

Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

l)

Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

m)

Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

n)

Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

o)

Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

p)

Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

q)

Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

r)

Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

s)

Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

14

t)

Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

u)

Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

v)

Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

w)

Transfer Agency Agreement Supplement (Bogle Investment Management Small Cap Growth Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

x)

Non 12b-1 Shareholder Services Plan and Agreement (Bogle Investment Management Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

y)

Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

z)

Administration and Accounting Services Agreement (Bogle Investment Management Small Cap Growth Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

aa)

Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

bb)

Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

cc)

Transfer Agency Supplement (Schneider Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

dd)

Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

ee)

Shareholder Servicing Agreement (Bogle Investment Management Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

15

ff)

Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

gg)

Regulatory Administration Services Agreement between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

hh)

Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

ii)

Transfer Agency Agreement Supplement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

jj)

Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Tudor Fund — Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

kk)

Delegation Agreement (Money Market Portfolio) among Registrant, BNY Mellon Investment Servicing (US) Inc. (f/k/a PFPC Inc.), BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

ll)

Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

mm)

Transfer Agency Agreement Supplement (Free Market International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

nn)

Transfer Agency Agreement Supplement (Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

oo)

Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

pp)

Form of Transfer Agency Agreement Supplement (Red Flags Amendment) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2008.

qq)

Transfer Agency Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

16

rr)

Administration and Accounting Services Agreement (Perimeter Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

ss)

Amended Schedule A to the Regulatory Administration Services Agreement (Perimeter Small Cap Growth Fund) between Registrant and BNY Mellon Asset Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

tt)

Administrative and Accounting Services Agreement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

uu)

Transfer Agency Agreement Supplement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

vv)

Amended Schedule A to Regulatory Administration Services Agreement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

ww)

Administration and Accounting Services Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

xx)

Transfer Agency Agreement Supplement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

yy)

Amended Schedule A to Regulatory Administration Services Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2011.

zz)

Form of Money Market Fund Services Amendment to Delegation Agreement (Money Market Portfolio) between Registrant, BNY Mellon Investment Servicing (US) Inc., and BlackRock Advisors, LLC (f/k/a BlackRock Institutional Management Corp.) is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No.33-20827 ) filed on October 29, 2012.

aaa)

Transfer Agency Agreement Supplement (Robeco Boston Global Equity Fund and Robeco Boston Partners International Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

bbb)

Amended Schedule A to Regulatory Administration Services Agreement (Robeco Boston Global Equity Fund and Robeco Boston Partners International Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

17

ccc)

Administration and Accounting Services Agreement (Robeco Boston Global Equity Fund and Robeco Boston Partners International Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

ddd)

Administration and Accounting Services Agreement (Robeco Boston Partners International Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

eee)

Transfer Agency Agreement Supplement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

fff)

Amended Schedule A to Regulatory Administration Services Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

ggg)

Administration and Accounting Services Agreement (Summit Global Investments U.S. Low Volatility Equity Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

hhh)

Form of Amendment No. 5 to Transfer Agency Agreement (Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners All-Cap Value Fund and Robeco Boston Partners Small Cap Value Fund II) between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

iii)

Form of Money Market Fund Services Amendment to Delegation Agreement (Money Market Portfolio) between Registrant, BNY Mellon Investment Servicing (US) Inc., and BlackRock Advisors, LLC (f/k/a BlackRock Institutional Management Corp.) is incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

jjj)

Form of Transfer Agency Agreement Supplement (Robeco Boston Partners Global Long/Short Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

kkk)

Form of Amended Schedule A to Regulatory Administration Services Agreement (Robeco Boston Global Long/Short Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

lll)

Form of Administration and Accounting Services Agreement (Robeco Boston Global Long/Short Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

18

mmm)

Form of Transfer Agency Agreement Supplement (Matson Money U.S. Equity Portfolio, Matson Money International Equity Portfolio, Matson Money Fixed Income Portfolio) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

nnn)

Form of Amended Schedule A to Regulatory Administration Services Agreement (Matson Money U.S. Equity Portfolio, Matson Money International Equity Portfolio, Matson Money Fixed Income Portfolio) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

ooo)

Form of Administration and Accounting Services Agreement (Matson Money U.S. Equity Portfolio, Matson Money International Equity Portfolio, Matson Money Fixed Income Portfolio) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. is incorporated hereby by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

ppp)	Form of Administration and Accounting Services Agreement (Dynamic U.S. Growth Fund) to be filed by amendment.

qqq)

Form of Transfer Agency Agreement Supplement (Dynamic U.S. Growth Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

rrr)

Form of Amended Schedule A to Regulatory Administration Services Agreement (Dynamic U.S. Growth Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

sss)

Form of Services Plan for Class I Shares and Form of Servicing Agreement (Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013..

ttt)

Form of Services Plan for Class II Shares and Form of Servicing Agreement (Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney are filed herewith.

(17)	Form of Proxy Card is filed herewith.

Item 17. UNDERTAKINGS

(1)                                               The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                               The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

19

(3)                                               The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

20

SIGNATURES

Pursuant to the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 31st day of December, 2013.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

/s/ Salvatore Faia		President (Principal Executive Officer) and Chief Compliance Officer	December 31, 2013
Salvatore Faia

/s/ Joel L. Weiss		Treasurer (Chief Financial Officer)	December 31, 2013
Joel L. Weiss

*J. Richard Carnall		Director	December 31, 2013
J. Richard Carnall

*Julian A. Brodsky		Director	December 31, 2013
Julian A. Brodsky

		Director	December , 2013
Arnold M. Reichman

*Robert Sablowsky		Director	December 31, 2013
Robert Sablowsky

*Robert Straniere		Director	December 31, 2013
Robert Straniere

*Nicholas A. Giordano		Director	December 31, 2013
Nicholas A. Giordano

*Gregory P. Chandler		Director	December 31, 2013
Gregory P. Chandler

*Jay F. Nusblatt		Director	December 31, 2013
Jay F. Nusblatt

*By:	/s/ Salvatore Faia		December 31, 2013
Salvatore Faia
Attorney-in-Fact

21

FORM N-14

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

11(a)	Opinion and Consent of Counsel regarding the legality of securities being offered
12(a)	Form of Opinion and Consent of Counsel regarding tax matters
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney
17	Form of Proxy Card

22